UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

SoFi Agentic AI ETF Tailored Shareholder Report

Semi-annual shareholder report August 31, 2026

SoFi Agentic AI ETF

Ticker: AGIQ (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SoFi Agentic AI ETF (the "Fund") for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.sofi.com/invest/etfs/agiq. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at SoFi Agentic AI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SoFi Agentic AI ETF	$39	0.69%
*	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of August 31, 2026)

Fund Size (Thousands)	$11,730
Number of Holdings	26
Total Advisory Fee	$36,409
Portfolio Turnover Rate	18%

What did the Fund invest in?

(as of August 31, 2026)

Sector Breakdown

(% of Total Net Assets)

Software & Tech Services
34.6%
Tech Hardware &
Semiconductors
20.6%
Health Care
13.9%
Industrial Products
13.0%
Media
8.8%
Consumer Discretionary
Products
6.7%
Cash & Other
2.4%

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	6.5%
Palantir Technologies, Inc. - Class A	6.2%
Palo Alto Networks, Inc.	6.2%
Salesforce, Inc.	6.1%
CrowdStrike Holdings, Inc. - Class A	6.1%
Thermo Fisher Scientific, Inc.	5.9%
Arista Networks, Inc.	5.7%
Alphabet, Inc. - Class C	5.5%
ServiceNow, Inc.	4.9%
Deere & Co.	4.9%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sofi.com/invest/etfs/agiq.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SoFi Enhanced Yield ETF Tailored Shareholder Report

Semi-annual shareholder report August 31, 2026

SoFi Enhanced Yield ETF

Ticker: THTA (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SoFi Enhanced Yield ETF (the "Fund") for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.sofi.com/invest/etfs/thta. You can also request this information by contacting us at (877) 358‑0096 or by writing the Fund at SoFi Enhanced Yield ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SoFi Enhanced Yield ETF	$26	0.49%
*	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of August 31, 2026)

Fund Size (Thousands)	$58,792
Number of Holdings	10
Total Advisory Fee	$113,588
Portfolio Turnover Rate	0%

What did the Fund invest in?

(as of August 31, 2026)

Sector Breakdown

(% of Total Net Assets)

U.S. Treasury Bills
90.5%
Purchased Options
1.7%
Cash & Other
9.7%
Written Options
-1.9%

Top Holdings	(% of Total Net Assets)
U.S. Treasury Bill, 2/18/2027, 3.95%	20.2%
U.S. Treasury Bill, 10/15/2026, 3.69%	19.5%
U.S. Treasury Bill, 12/10/2026, 3.80%	18.9%
U.S. Treasury Bill, 9/3/2026, 2.44%	17.6%
U.S. Treasury Bill, 5/15/2027, 2.38%	14.3%
S&P 500 Index, Expiration: 9/11/2026; Exercise Price: $6,800.00	-1.8%
S&P 500 Index, Expiration: 9/11/2026; Exercise Price: $6,750.00	1.6%
S&P 500 Index, Expiration: 9/11/2026; Exercise Price: $8,400.00	0.0%*
S&P 500 Index, Expiration: 9/11/2026; Exercise Price: $8,350.00	-0.0%*
*	Does not round to 0.1% or (0.1)%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sofi.com/invest/etfs/thta.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SoFi Select 500 ETF Tailored Shareholder Report

Semi-annual shareholder report August 31, 2026

SoFi Select 500 ETF

Ticker: SFY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SoFi Select 500 ETF (the "Fund") for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.sofi.com/invest/etfs/sfy. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at SoFi Select 500 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SoFi Select 500 ETF	$3	0.05%
*	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of August 31, 2026)

Fund Size (Thousands)	$692,707
Number of Holdings	504
Net Advisory Fee Paid	$160,663
Portfolio Turnover Rate	10%

What did the Fund invest in?

(as of August 31, 2026)

Sector Breakdown

(% of Total Net Assets)

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	15.3%
Microsoft Corp.	5.0%
Apple, Inc.	4.8%
Broadcom, Inc.	3.7%
Micron Technology, Inc.	3.3%
Amazon.com, Inc.	3.0%
Eli Lilly & Co.	2.4%
Alphabet, Inc. - Class A	2.1%
Alphabet, Inc. - Class C	2.0%
Meta Platforms, Inc. - Class A	1.9%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sofi.com/invest/etfs/sfy.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SoFi Social 50 ETF Tailored Shareholder Report

Semi-annual shareholder report August 31, 2026

SoFi Social 50 ETF

Ticker: SFYF (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about theSoFi Social 50 ETF (the "Fund") for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.sofi.com/invest/etfs/sfyf. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at SoFi Social 50 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SoFi Social 50 ETF	$16	0.29%
*	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of August 31, 2026)

Fund Size (Thousands)	$42,496
Number of Holdings	52
Total Advisory Fee	$57,884
Portfolio Turnover Rate	38%

What did the Fund invest in?

(as of August 31, 2026)

Sector Breakdown

(% of Total Net Assets)

Tech Hardware & Semiconductors 24.8%
Media 15.2%
Consumer Discretionary Products 14.8%
Software & Tech Services 12.5%
Retail & Wholesale - Discretionary 7.9%
Retail & Wholesale - Staples 5.2%
Insurance 3.9%
Health Care 3.8%
Financial Services 3.0%
Oil & Gas 2.9%
Industrial Products 1.6%
Consumer Staple Products 1.2%
Real Estate 1.2%
Consumer Discretionary Services 1.1%
Telecommunications 0.8%
Cash & Other 0.1%

Top Ten Holdings	(% of Total Net Assets)
Tesla, Inc.	10.6%
NVIDIA Corp.	7.4%
Amazon.com, Inc.	7.1%
Palantir Technologies, Inc. - Class A	5.4%
Space Exploration Technologies Corp. - Class A	4.7%
Micron Technology, Inc.	4.1%
Berkshire Hathaway, Inc. - Class B	3.9%
Microsoft Corp.	3.9%
Apple, Inc.	3.6%
Advanced Micro Devices, Inc.	3.5%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sofi.com/invest/etfs/sfyf.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SoFi Social 50 Income ETF Tailored Shareholder Report

Semi-annual shareholder report August 31, 2026

SoFi Social 50 Income ETF

Ticker: SFYI (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SoFi Social 50 Income ETF (the "Fund") for the period July 6, 2026 (commencement of operations) to August 31, 2026. You can find additional information about the Fund at www.sofi.com/invest/etfs/sfyi. You can also request this information by contacting us at (877) 358‑0096 or by writing the Fund at SoFi Social 50 Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
SoFi Social 50 Income ETF	$11	0.70%
*	The Fund commenced operations on July 6, 2026. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of August 31, 2026)

Fund Size (Thousands)	$1,981
Number of Holdings	109
Total Advisory Fee	$1,953
Portfolio Turnover Rate	62%

What did the Fund invest in?

(as of August 31, 2026)

Sector/Security Type Breakdown

(% of Total Net Assets)

*	Cash & Other excludes Written Options

Top Ten Holdings	(% of Total Net Assets)
Tesla, Inc.	10.6%
NVIDIA Corp.	7.5%
Amazon.com, Inc.	7.2%
Palantir Technologies, Inc. - Class A	5.4%
Space Exploration Technologies Corp. - Class A	4.7%
Micron Technology, Inc.	4.2%
Berkshire Hathaway, Inc. - Class B	4.0%
Microsoft Corp.	3.9%
Apple, Inc.	3.7%
Advanced Micro Devices, Inc.	3.5%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sofi.com/invest/etfs/sfyi.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

August 31, 2026 (Unaudited)

Tidal Trust I

SoFi Agentic AI ETF	| AGIQ	| NYSE Arca, Inc.
SoFi Enhanced Yield ETF	| THTA	| NYSE Arca, Inc.
SoFi Select 500 ETF	| SFY	| NYSE Arca, Inc.
SoFi Social 50 ETF	| SFYF	| NYSE Arca, Inc.
SoFi Social 50 Income ETF	| SFYI	| NYSE Arca, Inc.

SoFi ETFs

SoFi Agentic AI ETF

Schedule of Investments

August 31, 2026 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Consumer Discretionary Products - 6.7%
Aurora Innovation, Inc. - Class A(a)	16,505	$92,923
Tesla, Inc.(a)	1,540	566,643
Xpeng, Inc., ADR(a)	11,599	131,765
		791,331

Health Care - 13.9%
Illumina, Inc.(a)	2,219	474,045
Intuitive Surgical, Inc.(a)	1,234	465,045
Thermo Fisher Scientific, Inc.	1,128	696,089
		1,635,179

Industrial Products - 13.0%
AeroVironment, Inc.(a)	738	109,482
Deere & Co.	870	569,772
Kratos Defense & Security Solutions, Inc.(a)	2,738	139,583
Rockwell Automation, Inc.	1,168	495,734
Trimble, Inc.(a)	3,422	205,115
		1,519,686

Media - 8.8%
Alphabet, Inc. - Class C	1,932	648,012
Baidu, Inc. - Class A, ADR(a)	4,049	385,789
		1,033,801

Software & Tech Services - 34.6%(b)
CrowdStrike Holdings, Inc. - Class A(a)	3,096	715,176
Palantir Technologies, Inc. - Class A(a)	3,921	730,796
Palo Alto Networks, Inc.(a)	1,907	728,722
Salesforce, Inc.	2,797	720,339
SentinelOne, Inc. - Class A(a)	4,617	102,036
ServiceNow, Inc.(a)	3,852	570,057
UiPath, Inc. - Class A(a)	6,080	113,514
Zoom Communications, Inc. - Class A(a)	3,892	376,279
		4,056,919

Tech Hardware & Semiconductors - 20.6%
Arista Networks, Inc.(a)	3,389	663,193
NVIDIA Corp.	3,446	760,808
QUALCOMM, Inc.	2,695	459,443
Teradyne, Inc.	1,508	527,544
		2,410,988

TOTAL COMMON STOCKS (Cost $9,549,769)		11,447,904

The accompanying notes are an integral part of these financial statements.

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(c)	225,281	$225,281

TOTAL SHORT-TERM INVESTMENTS (Cost $225,281)		225,281

TOTAL INVESTMENTS - 99.5% (Cost $9,775,050)		$11,673,185
Other Assets in Excess of Liabilities - 0.5%		56,750
TOTAL NET ASSETS - 100.0%		$11,729,935

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

The accompanying notes are an integral part of these financial statements.

SoFi Enhanced Yield ETF

Schedule of Investments

August 31, 2026 (Unaudited)

PURCHASED OPTIONS - 1.7%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 0.0%(e)
S&P 500 Index, Expiration: 9/11/2026; Exercise Price: $8,400.00	$1,921,535,000	2,500	$25,000

Put Options - 1.7%
S&P 500 Index, Expiration: 9/11/2026; Exercise Price: $6,750.00	7,816,804,380	10,170	966,150

TOTAL PURCHASED OPTIONS (Cost $5,878,357)			991,150

		Principal
U.S. TREASURY NOTES/BONDS - 14.3%		Amount	Value
05/15/2027, 2.38%(f)		$8,486,000	8,383,552

TOTAL U.S. TREASURY NOTES/BONDS (Cost $8,388,366)			8,383,552

SHORT-TERM INVESTMENTS - 83.7%
Money Market Funds - 7.5%		Shares	Value
First American Government Obligations Fund - Class X, 3.59%(g)		4,421,587	4,421,587

		Principal
U.S. Treasury Bills - 76.2%		Amount	Value
09/03/2026, 2.44%(f)(h)		$10,365,000	10,362,925
10/15/2026, 3.69%(f)(h)		11,506,000	11,453,828
12/10/2026, 3.80%(f)(h)		11,232,000	11,115,156
02/18/2027, 3.95%(f)(h)		12,107,000	11,887,245
			44,819,154

TOTAL SHORT-TERM INVESTMENTS (Cost $49,249,028)			49,240,741

TOTAL INVESTMENTS - 99.7% (Cost $63,515,751)			$58,615,443
Other Assets in Excess of Liabilities - 0.3%			176,623
TOTAL NET ASSETS - 100.0%			$58,792,066

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	Does not round to 0.1% or (0.1)%, as applicable.

(f)	All or a portion of this security has been pledged as collateral for written options. As of August 31, 2026, the total value of securities pledged as collateral is $57,522,593.

(g)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

(h)	The rate shown is the annualized effective yield as of August 31, 2026.

The accompanying notes are an integral part of these financial statements.

SoFi Enhanced Yield ETF

Schedule of Written Options Contracts

August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (1.9)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.1)%
S&P 500 Index, Expiration: 9/11/2026; Exercise Price: $8,350.00	$(1,921,535,000)	(2,500)	$(25,000)

Put Options - (1.8)%
S&P 500 Index, Expiration: 9/11/2026; Exercise Price: $6,800.00	(7,816,804,380)	(10,170)	(1,067,850)

TOTAL WRITTEN OPTIONS (Premiums received $6,423,913)			(1,092,850)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

SoFi Select 500 ETF

Schedule of Investments

August 31, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Banking - 2.4%
Bank of America Corp.	43,701	$2,706,840
Citigroup, Inc.	11,266	1,482,831
Citizens Financial Group, Inc.	2,762	190,219
Fifth Third Bancorp	6,154	330,901
First Citizens BancShares, Inc. - Class A	65	140,686
Huntington Bancshares, Inc.	12,923	215,620
JPMorgan Chase & Co.	16,892	6,013,890
KeyCorp	26,909	581,503
M&T Bank Corp.	892	208,674
PNC Financial Services Group, Inc.	2,805	672,162
Regions Financial Corp.	6,311	188,573
Truist Financial Corp.	32,446	1,608,673
U.S. Bancorp	11,266	693,760
Wells Fargo & Co.	18,746	1,619,467
		16,653,799

Consumer Discretionary Products - 1.6%
D.R. Horton, Inc.	1,570	226,959
Deckers Outdoor Corp.(a)	1,462	127,311
Ford Motor Co.	21,600	301,104
General Motors Co.	7,590	655,169
Lennar Corp. - Class A	1,642	138,109
Masco Corp.	1,385	99,942
Nike, Inc. - Class B	6,882	268,811
NVR, Inc.(a)	17	107,359
PulteGroup, Inc.	1,333	168,384
Rivian Automotive, Inc. - Class A(a)(b)	10,780	173,127
Tapestry, Inc.	1,748	215,686
Tesla, Inc.(a)	22,831	8,400,666
		10,882,627

Consumer Discretionary Services - 1.0%
Carnival Corp. Ltd.	10,392	248,265
Chipotle Mexican Grill, Inc. - Class A(a)	9,226	350,865
Darden Restaurants, Inc.	913	195,619
Domino’s Pizza, Inc.	190	64,991
Flutter Entertainment PLC(a)	1,661	166,399
Hilton Worldwide Holdings, Inc.	1,704	538,941
Las Vegas Sands Corp.	6,926	303,428
Live Nation Entertainment, Inc.(a)(b)	3,739	672,609
Marriott International, Inc. - Class A	1,661	567,663
McDonald’s Corp.	4,750	1,251,815
Royal Caribbean Cruises Ltd.	2,066	555,217
Starbucks Corp.	7,443	790,819
Viking Holdings Ltd.(a)	6,786	584,546
Yum! Brands, Inc.	1,863	$285,617
		6,576,794

The accompanying notes are an integral part of these financial statements.

Consumer Staple Products - 1.8%
Altria Group, Inc.	8,525	583,792
Church & Dwight Co., Inc.	2,081	207,642
Coca-Cola Co.	26,502	2,349,932
Colgate-Palmolive Co.	4,684	420,717
Constellation Brands, Inc. - Class A	3,521	459,913
Estee Lauder Cos., Inc. - Class A	3,124	319,585
General Mills, Inc.	3,290	135,548
Hershey Co.	1,057	186,254
Kenvue, Inc.	13,584	256,466
Keurig Dr Pepper, Inc.(b)	8,810	280,687
Kimberly-Clark Corp.	2,207	238,246
Kraft Heinz Co.	5,244	134,613
McCormick & Co., Inc.	1,733	93,963
Mondelez International, Inc. - Class A	7,950	493,457
Monster Beverage Corp.(a)	15,036	690,453
PepsiCo, Inc.	8,808	1,236,115
Philip Morris International, Inc.	12,165	2,278,504
Procter & Gamble Co.	14,503	2,104,675
Tyson Foods, Inc. - Class A(b)	3,011	166,027
		12,636,589

Financial Services - 5.4%
AerCap Holdings NV	1,143	166,809
American Express Co.	5,328	1,759,146
Ameriprise Financial, Inc.	613	339,056
Apollo Global Management, Inc.	5,539	756,517
Ares Management Corp.(b)	3,884	556,072
Bank of New York Mellon Corp.	4,694	757,048
BlackRock, Inc.	1,615	1,866,310
Blackstone, Inc.	7,899	1,131,453
Block, Inc. - Class A(a)	3,292	270,010
Broadridge Financial Solutions, Inc.	964	175,814
Capital One Financial Corp.	10,706	2,296,544
Cboe Global Markets, Inc.	700	210,140
Charles Schwab Corp.	13,358	1,466,976
Circle Internet Group, Inc. - Class A(a)	4,318	412,585
CME Group, Inc. - Class A	2,660	759,430
Coinbase Global, Inc. - Class A(a)	1,471	276,725
Corpay, Inc.(a)	491	198,511
Equifax, Inc.	963	182,161
Fair Isaac Corp.(a)	206	236,325
Fidelity National Financial, Inc.	1,890	87,791
Fidelity National Information Services, Inc.	7,385	301,086
Fiserv, Inc.(a)	3,900	207,909
Global Payments, Inc.	1,510	137,486
Goldman Sachs Group, Inc.	1,785	1,831,232
Interactive Brokers Group, Inc. - Class A	3,490	339,542
Intercontinental Exchange, Inc.	4,465	717,525

The accompanying notes are an integral part of these financial statements.

KKR & Co., Inc.	5,289	$580,309
LPL Financial Holdings, Inc.	1,006	372,356
Mastercard, Inc. - Class A	7,730	4,555,366
Moody’s Corp.	1,417	715,075
Morgan Stanley	13,294	2,835,876
MSCI, Inc. - Class A	681	388,606
Nasdaq, Inc.	4,673	460,805
Northern Trust Corp.	1,221	226,569
PayPal Holdings, Inc.	7,906	416,369
Raymond James Financial, Inc.	1,442	256,921
Robinhood Markets, Inc. - Class A(a)	14,029	1,470,379
S&P Global, Inc.	2,329	1,015,071
SoFi Technologies, Inc.(a)(b)	16,614	297,058
State Street Corp.	1,857	355,393
Synchrony Financial	2,457	189,386
T. Rowe Price Group, Inc.	1,488	165,585
Toast, Inc. - Class A(a)	14,014	477,737
Tradeweb Markets, Inc. - Class A	1,656	178,351
TransUnion	1,882	159,801
Verisk Analytics, Inc. - Class A	929	180,022
Visa, Inc. - Class A	12,483	4,735,676
		37,472,914

Health Care - 9.6%
Abbott Laboratories	11,999	1,324,210
AbbVie, Inc.	21,714	5,567,904
Agilent Technologies, Inc.	1,615	247,999
Alnylam Pharmaceuticals, Inc.(a)	3,355	807,515
Amgen, Inc.	5,183	2,228,068
Becton Dickinson & Co.	2,285	429,831
Biogen, Inc.(a)	855	185,236
Boston Scientific Corp.(a)	20,419	986,238
Bristol-Myers Squibb Co.	19,044	1,272,330
Cardinal Health, Inc.	1,584	371,638
Cencora, Inc.	1,520	491,872
Centene Corp.(a)	2,250	144,765
Cigna Group	2,358	650,997
Cooper Cos., Inc.(a)	1,841	129,036
CVS Health Corp.	11,314	1,062,498
Danaher Corp.	5,023	1,072,712
Dexcom, Inc.(a)	3,101	282,377
Edwards Lifesciences Corp.(a)	4,211	382,148
Elevance Health, Inc.	1,438	564,473
Eli Lilly & Co.	14,250	16,483,403
GE HealthCare Technologies, Inc.	2,859	203,647
Gilead Sciences, Inc.	26,496	3,877,425
HCA Healthcare, Inc.	1,733	718,242
Humana, Inc.	928	355,637
IDEXX Laboratories, Inc.(a)	515	286,695
Illumina, Inc.(a)	1,291	275,796
Incyte Corp.(a)	4,940	608,707
Insmed, Inc.(a)	3,925	478,143

The accompanying notes are an integral part of these financial statements.

Insulet Corp.(a)	980	$145,687
Intuitive Surgical, Inc.(a)	4,084	1,539,096
IQVIA Holdings, Inc.(a)	1,339	349,733
Johnson & Johnson	19,842	5,274,996
Labcorp Holdings, Inc.	879	292,408
McKesson Corp.	1,184	1,048,219
Medline, Inc. - Class A(a)(b)	6,679	233,965
Medtronic PLC	10,167	921,639
Merck & Co., Inc.	15,032	2,221,128
Mettler-Toledo International, Inc.(a)	139	195,314
Moderna, Inc.(a)	2,212	310,432
Natera, Inc.(a)	1,650	531,234
Pfizer, Inc.	37,316	1,062,013
Quest Diagnostics, Inc.	615	147,785
Regeneron Pharmaceuticals, Inc.	628	501,822
ResMed, Inc.	1,143	274,434
Royalty Pharma PLC - Class A	2,604	159,912
STERIS PLC	687	159,824
Stryker Corp.	3,467	1,122,615
Thermo Fisher Scientific, Inc.	2,805	1,730,965
United Therapeutics Corp.(a)	321	163,832
UnitedHealth Group, Inc.	6,584	2,563,875
Vertex Pharmaceuticals, Inc.(a)	5,993	3,263,308
Viatris, Inc.	7,836	129,372
Waters Corp.(a)	764	316,777
West Pharmaceutical Services, Inc.	403	137,467
Zimmer Biomet Holdings, Inc.	1,923	192,377
Zoetis, Inc. - Class A	2,786	214,801
		66,694,572

Industrial Products - 5.3%
3M Co.	3,316	569,788
AMETEK, Inc.	1,532	360,280
Amphenol Corp.	22,355	3,544,385
Axon Enterprise, Inc.(a)	937	530,867
Bloom Energy Corp. - Class A(a)	3,347	690,486
Boeing Co.(a)	11,697	2,430,403
Carrier Global Corp.	5,105	297,213
Caterpillar, Inc.	2,653	2,115,688
Cummins, Inc.	758	427,815
Curtiss-Wright Corp.	254	147,963
Deere & Co.	1,525	998,738
Dover Corp.	861	167,232
DuPont de Nemours, Inc.	1,998	268,956
Eaton Corp. PLC	3,078	1,236,987
Emerson Electric Co.	4,034	614,943
Fortive Corp.	1,423	83,729
FTAI Aviation Ltd.	2,868	545,207
GE Aerospace	10,104	3,392,014
GE Vernova, Inc.	3,187	2,863,615
General Dynamics Corp.	1,812	672,886
Honeywell Aerospace, Inc.(a)	2,207	348,949

The accompanying notes are an integral part of these financial statements.

Honeywell International, Inc.	2,208	$471,367
Howmet Aerospace, Inc.	3,142	769,633
Hubbell, Inc.	480	217,440
IDEX Corp.	480	109,747
Illinois Tool Works, Inc.	1,758	484,100
Ingersoll Rand, Inc.	3,575	275,454
Johnson Controls International PLC	3,503	484,255
Keysight Technologies, Inc.(a)	1,504	485,341
L3Harris Technologies, Inc.	1,341	357,041
Lennox International, Inc.	276	105,609
Lockheed Martin Corp.	1,648	924,907
Northrop Grumman Corp.	939	506,778
nVent Electric PLC	1,702	256,576
Otis Worldwide Corp.	2,738	194,754
PACCAR, Inc.	2,335	289,844
Parker-Hannifin Corp.	894	875,619
Pentair PLC	1,049	63,423
Rocket Lab Corp.(a)	7,606	486,175
Rockwell Automation, Inc.	692	293,706
RTX Corp.	11,792	2,449,552
Snap-on, Inc.	398	153,751
TE Connectivity PLC	2,875	590,094
Textron, Inc.	1,570	126,479
Trane Technologies PLC	1,554	690,598
TransDigm Group, Inc.	435	509,707
Trimble, Inc.(a)	1,514	90,749
Veralto Corp.	1,662	163,823
Vertiv Holdings Co. - Class A	5,608	1,450,902
Westinghouse Air Brake Technologies Corp.	1,317	376,570
Xylem, Inc.	1,792	197,317
		36,759,455

Industrial Services - 1.6%
Automatic Data Processing, Inc.	2,834	810,977
Cintas Corp.	2,585	521,627
Comfort Systems USA, Inc.	477	737,261
CSX Corp.	10,981	554,650
Delta Air Lines, Inc.	4,768	371,904
EMCOR Group, Inc.	346	254,151
Expeditors International of Washington, Inc.	649	123,083
Fastenal Co.	8,789	433,386
FedEx Corp.	1,701	556,907
Fedex Freight Holding Co, Inc.(a)	850	113,679
J.B. Hunt Transport Services, Inc.	483	128,222
Jacobs Solutions, Inc.	991	147,709
MasTec, Inc.(a)	787	188,707
Mobility Global, Inc.	2,329	47,279
Norfolk Southern Corp.	1,417	485,733
Old Dominion Freight Line, Inc.	1,051	210,158
Paychex, Inc.	2,237	284,860
Quanta Services, Inc.	1,119	679,334
Republic Services, Inc. - Class A	1,990	439,631

The accompanying notes are an integral part of these financial statements.

Rollins, Inc.	2,705	$97,569
Southwest Airlines Co.	4,201	161,864
Sunbelt Rentals Holdings, Inc.(b)	2,293	165,738
Union Pacific Corp.	3,707	1,114,584
United Airlines Holdings, Inc.(a)	2,389	257,988
United Parcel Service, Inc. - Class B	4,796	499,887
United Rentals, Inc.	359	372,642
W.W. Grainger, Inc.	293	383,681
Waste Management, Inc.	3,156	690,911
Watsco, Inc.(b)	239	74,047
XPO, Inc.(a)	798	154,804
		11,062,973

Insurance - 1.8%
Aflac, Inc.	2,241	259,620
Allstate Corp.	1,968	507,350
American International Group, Inc.	3,101	236,792
Aon PLC - Class A	1,707	548,835
Arch Capital Group Ltd.(a)	2,785	273,125
Arthur J. Gallagher & Co.(b)	3,060	802,179
Berkshire Hathaway, Inc. - Class B(a)	7,770	3,916,313
Brown & Brown, Inc.	3,779	272,730
Chubb Ltd.	2,672	904,739
Cincinnati Financial Corp.	1,169	198,613
Everest Group Ltd.	286	107,150
Hartford Financial Services Group, Inc.	2,389	328,201
Markel Group, Inc.(a)	78	140,627
Marsh & McLennan Cos., Inc.	4,012	761,478
MetLife, Inc.	4,721	449,298
Principal Financial Group, Inc.	1,331	146,623
Progressive Corp.	5,279	1,151,244
Prudential Financial, Inc.	1,740	204,624
Travelers Cos., Inc.	1,440	526,939
W.R. Berkley Corp.	2,592	175,116
Willis Towers Watson PLC	2,043	691,658
		12,603,254

Materials - 1.8%
Air Products and Chemicals, Inc. (b)	3,328	1,029,883
Albemarle Corp.	1,024	138,209
Amrize Ltd.	3,300	144,210
Avery Dennison Corp.	481	83,747
Ball Corp.	1,743	109,757
Carlisle Cos., Inc.	237	82,139
CF Industries Holdings, Inc.	1,361	176,971
Corteva, Inc.	5,066	428,736
CRH PLC	4,414	416,196
Dow, Inc.	4,576	139,660
Ecolab, Inc.	2,099	594,437
Freeport-McMoRan, Inc.	13,046	988,104
International Flavors & Fragrances, Inc.(b)	1,452	125,351
International Paper Co.	3,970	150,582

The accompanying notes are an integral part of these financial statements.

Linde PLC	2,954	$1,446,219
LyondellBasell Industries NV - Class A	1,666	108,423
Martin Marietta Materials, Inc.	316	163,909
Newmont Corp.	14,966	1,886,614
Nucor Corp.	1,450	361,978
Packaging Corp. of America	501	117,204
PPG Industries, Inc.	1,615	181,155
Qnity Electronics, Inc.	1,427	170,427
Reliance, Inc.	310	119,055
RPM International, Inc.	860	89,526
Sherwin-Williams Co.	1,461	495,001
Smurfit WestRock PLC	9,125	427,963
Solstice Advanced Materials, Inc.	1,101	69,792
Southern Copper Corp.	8,366	1,747,449
Steel Dynamics, Inc.	764	177,722
Vulcan Materials Co.	856	230,760
		12,401,179

Media - 8.2%
Airbnb, Inc. - Class A (a)	3,148	576,777
Alphabet, Inc. - Class A	42,872	14,548,613
Alphabet, Inc. - Class C	40,283	13,511,321
AppLovin Corp. - Class A(a)	3,408	1,063,500
Booking Holdings, Inc.	6,604	1,314,790
Charter Communications, Inc. - Class A(a)(b)	1,144	174,391
Comcast Corp. - Class A	24,348	648,144
DoorDash, Inc. - Class A(a)(b)	10,447	2,420,988
Expedia Group, Inc. - Class A	1,066	338,050
Meta Platforms, Inc. - Class A	22,903	13,108,303
Netflix, Inc.(a)	44,278	3,588,732
Omnicom Group, Inc.	6,124	536,034
Reddit, Inc. - Class A(a)	3,250	480,382
Roblox Corp. - Class A(a)	10,182	420,415
Take-Two Interactive Software, Inc.(a)	1,839	404,028
Uber Technologies, Inc.(a)	17,031	1,288,395
VeriSign, Inc.	618	178,157
Walt Disney Co.	14,351	1,543,450
Warner Bros Discovery, Inc.(a)	15,684	447,465
		56,591,935

Oil & Gas - 2.5%
Baker Hughes Co.	5,365	340,946
Cheniere Energy, Inc.	2,039	594,756
Chevron Corp.	11,432	2,356,592
ConocoPhillips	7,872	1,042,961
Devon Energy Corp.	11,627	564,026
Diamondback Energy, Inc.	3,381	677,823
EOG Resources, Inc.	2,955	428,357
EQT Corp.	20,600	1,116,108
Expand Energy Corp.	6,195	608,101
ExxonMobil Holdings Corp.	24,079	3,875,515
Halliburton Co.	5,722	210,856

The accompanying notes are an integral part of these financial statements.

Kinder Morgan, Inc.	17,876	$576,322
Marathon Petroleum Corp.	1,717	640,990
Occidental Petroleum Corp.	3,434	206,658
ONEOK, Inc.	9,467	908,927
Phillips 66	2,527	623,108
SLB Ltd.	8,981	539,758
Targa Resources Corp.(b)	1,586	465,729
TechnipFMC PLC	2,839	221,868
Texas Pacific Land Corp.	501	187,544
Valero Energy Corp.	1,725	619,137
Williams Cos., Inc.	8,881	666,519
		17,472,601

Real Estate - 1.4%
American Tower Corp. - REIT	3,147	552,928
CBRE Group, Inc. - Class A(a)	3,100	452,011
CoStar Group, Inc.(a)	10,811	346,709
Crown Castle, Inc. - REIT	2,303	175,350
Digital Realty Trust, Inc. - REIT	3,316	615,416
Equinix, Inc. - REIT	760	795,507
Equity Residential - REIT	5,072	330,370
Essex Property Trust, Inc. - REIT	429	121,390
Extra Space Storage, Inc. - REIT	1,700	239,870
Host Hotels & Resorts, Inc. - REIT	4,994	109,518
Invitation Homes, Inc. - REIT	5,128	149,430
Iron Mountain, Inc. - REIT	2,708	312,368
Kimco Realty Corp. - REIT	4,676	110,868
Mid-America Apartment Communities, Inc. - REIT	762	98,184
Prologis, Inc. - REIT	6,370	891,290
Public Storage - REIT	959	294,403
Realty Income Corp. - REIT(b)	7,106	435,456
SBA Communications Corp. - Class A - REIT	777	147,366
Simon Property Group, Inc. - REIT	2,339	496,617
Sun Communities, Inc. - REIT	1,022	124,091
Ventas, Inc. - REIT	6,295	573,915
VICI Properties, Inc. - REIT	9,069	232,620
Welltower, Inc. - REIT	8,559	2,021,978
Weyerhaeuser Co. - REIT	3,513	82,099
WP Carey, Inc. - REIT	1,338	93,607
		9,803,361

Renewable Energy - 0.0%(c)
First Solar, Inc.(a)	986	199,073

Retail & Wholesale - Discretionary - 4.3%
Amazon.com, Inc. (a)	81,052	21,054,878
AutoZone, Inc.(a)	113	338,010
Best Buy Co., Inc.	1,284	102,913
Burlington Stores, Inc.(a)	616	160,012
Carvana Co. - Class A(a)	19,866	1,459,356
Copart, Inc.(a)	6,134	202,361
eBay, Inc.	2,843	294,421

The accompanying notes are an integral part of these financial statements.

Ferguson Enterprises, Inc.	1,155	$259,309
Genuine Parts Co.	3,039	412,301
Home Depot, Inc.	6,734	2,207,607
Lowe’s Cos., Inc.	3,595	735,897
O’Reilly Automotive, Inc.(a)	6,177	548,518
Ross Stores, Inc.	1,966	449,310
TJX Cos., Inc.	7,485	1,002,316
Tractor Supply Co.	3,307	115,414
Ulta Beauty, Inc.(a)	285	153,074
Williams-Sonoma, Inc.	701	160,003
		29,655,700

Retail & Wholesale - Staples - 1.5%
Archer-Daniels-Midland Co.	2,503	203,469
Bunge Global SA	2,204	256,127
Casey’s General Stores, Inc.	277	208,362
Costco Wholesale Corp.	3,104	2,929,835
Dollar General Corp.	1,459	184,928
Dollar Tree, Inc.(a)	1,438	182,036
Kroger Co.	3,888	223,716
Sysco Corp.	3,251	263,591
Target Corp.	2,941	473,148
Walmart, Inc.	52,540	5,509,870
		10,435,082

Software & Tech Services - 11.5%
Accenture PLC - Class A	4,305	816,917
Adobe, Inc.(a)	3,064	897,109
Atlassian Corp. - Class A(a)	3,068	595,714
Autodesk, Inc.(a)	2,031	525,074
Cadence Design Systems, Inc.(a)	2,291	776,145
CDW Corp.	874	132,481
Cloudflare, Inc. - Class A(a)	4,446	1,356,519
Cognizant Technology Solutions Corp. - Class A	3,104	200,456
CoreWeave, Inc. - Class A(a)	6,728	571,140
CrowdStrike Holdings, Inc. - Class A(a)	15,170	3,504,270
Datadog, Inc. - Class A(a)	5,662	1,342,120
Fortinet, Inc.(a)	6,108	1,044,040
HubSpot, Inc.(a)	2,040	533,174
International Business Machines Corp.	8,531	1,995,145
Intuit, Inc.	2,732	981,608
IonQ, Inc.(a)(b)	5,743	225,757
Leidos Holdings, Inc.	891	124,927
Microsoft Corp.	68,645	34,822,922
MongoDB, Inc. - Class A(a)	1,463	663,280
Okta, Inc. - Class A(a)	4,019	695,448
Oracle Corp.	25,491	3,801,218
Palantir Technologies, Inc. - Class A(a)	58,240	10,854,771
Palo Alto Networks, Inc.(a)	7,670	2,930,937
PTC, Inc.(a)	1,121	174,584
Roper Technologies, Inc.	1,002	425,489
Salesforce, Inc.	6,552	1,687,402

The accompanying notes are an integral part of these financial statements.

ServiceNow, Inc.(a)	14,105	$2,087,399
Snowflake, Inc. - Class A(a)	4,611	1,528,224
SS&C Technologies Holdings, Inc.	1,927	159,883
Strategy, Inc. - Class A(a)	2,323	308,820
Synopsys, Inc.(a)	2,313	1,016,772
Twilio, Inc. - Class A(a)	3,085	726,919
Tyler Technologies, Inc.(a)	387	144,049
Veeva Systems, Inc. - Class A(a)	1,436	410,251
Workday, Inc. - Class A(a)	2,537	500,931
Zoom Communications, Inc. - Class A(a)	2,254	217,917
Zscaler, Inc.(a)	3,148	593,036
		79,372,848

Tech Hardware & Semiconductors - 36.1%(d)
Advanced Micro Devices, Inc. (a)	20,170	9,494,422
Analog Devices, Inc.(b)	5,772	2,090,272
Apple, Inc.	105,547	33,442,567
Applied Materials, Inc.	5,239	2,401,505
Arista Networks, Inc.(a)	17,249	3,375,457
Astera Labs, Inc.(a)	3,817	1,133,573
Broadcom, Inc.	69,177	25,619,010
Ciena Corp.(a)	2,298	879,674
Cisco Systems, Inc.	30,268	3,344,311
Coherent Corp.(a)	3,927	1,091,038
Corning, Inc.	12,086	1,797,551
Dell Technologies, Inc. - Class C	3,073	1,401,319
Entegris, Inc.	980	132,584
Everpure, Inc. - Class A(a)	4,970	461,962
Fabrinet(a)	391	161,456
Garmin Ltd.	1,821	517,364
GlobalFoundries, Inc.	5,954	266,084
Hewlett Packard Enterprise Co.	28,092	1,467,526
HP, Inc.	5,831	175,047
Intel Corp.(a)	71,133	6,367,115
Jabil, Inc.	1,103	336,702
KLA Corp.	12,760	2,238,742
Lam Research Corp.	15,127	4,560,639
Lumentum Holdings, Inc.(a)	1,401	1,281,579
Marvell Technology, Inc.	17,049	3,608,591
Microchip Technology, Inc.	7,930	582,459
Micron Technology, Inc.	24,091	23,096,764
Monolithic Power Systems, Inc.	449	569,229
Motorola Solutions, Inc.	1,353	656,611
NetApp, Inc.	1,296	240,136
NVIDIA Corp.	481,460	106,296,739
NXP Semiconductors NV	1,171	263,054
ON Semiconductor Corp.(a)	3,871	286,802
QUALCOMM, Inc.	5,773	984,181
Sandisk Corp.(a)	2,180	3,415,406
Seagate Technology Holdings PLC	2,024	1,676,641
Super Micro Computer, Inc.(a)(b)	7,737	288,435
Teledyne Technologies, Inc.(a)	322	197,370

The accompanying notes are an integral part of these financial statements.

Teradyne, Inc.	1,453	$508,303
Texas Instruments, Inc.	6,748	1,760,621
Ubiquiti, Inc.(b)	857	505,647
Western Digital Corp.	1,602	721,781
		249,696,269

Telecommunications - 0.6%
AST SpaceMobile, Inc. - Class A (a)(b)	6,711	396,620
AT&T, Inc.	49,417	1,279,406
T-Mobile US, Inc.	7,383	1,332,189
Verizon Communications, Inc.	25,869	1,293,967
		4,302,182

Utilities - 1.4%
Alliant Energy Corp. (b)	1,564	106,321
Ameren Corp.(b)	2,534	268,629
American Electric Power Co., Inc.	4,169	510,411
American Water Works Co., Inc.	1,432	197,945
Atmos Energy Corp.	1,357	225,438
CenterPoint Energy, Inc.(b)	3,573	141,491
CMS Energy Corp.	1,661	113,048
Consolidated Edison, Inc.	2,709	289,917
Constellation Energy Corp.	2,543	698,740
Dominion Energy, Inc.	7,756	511,974
DTE Energy Co.	1,856	251,729
Duke Energy Corp.	5,461	654,829
Edison International	4,074	219,915
Entergy Corp.	3,466	368,471
Evergy, Inc.	1,371	111,078
Eversource Energy	3,494	245,069
Exelon Corp.	6,802	297,383
FirstEnergy Corp.	5,530	253,606
NextEra Energy, Inc.	14,957	1,231,559
NiSource, Inc.	4,422	180,948
NRG Energy, Inc.	1,587	174,760
PG&E Corp.	17,444	231,482
PPL Corp.	4,812	164,234
Public Service Enterprise Group, Inc.	4,446	326,025
Sempra	4,340	354,578
Southern Co.	8,270	727,760
Vistra Corp.	1,844	253,310
WEC Energy Group, Inc.	2,459	261,072
Xcel Energy, Inc.	4,320	326,981
		9,698,703

TOTAL COMMON STOCKS (Cost $475,475,183)		690,971,910

RIGHTS - 0.0%	Shares	Value
Financial Services - 0.0%
TPG, Inc.(a)	1,342	–

The accompanying notes are an integral part of these financial statements.

Health Care - 0.0%
ABIOMED, Inc., CVR(a)(e)	455	$–

TOTAL RIGHTS (Cost $–)		–

SHORT-TERM INVESTMENTS - 1.8%
Investments Purchased with Collateral from Securities Lending - 1.6%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79%(f)	11,370,669	11,370,669

Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(f)	1,309,176	1,309,176

TOTAL SHORT-TERM INVESTMENTS (Cost $12,679,845)		12,679,845

TOTAL INVESTMENTS - 101.6% (Cost $488,155,028)		$703,651,755
Liabilities in Excess of Other Assets - (1.6)%		(10,945,217)
TOTAL NET ASSETS - 100.0%		$692,706,538

Percentages are stated as a percent of net assets.

CVR	Contingent Value Rights

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of August 31, 2026. The total market value of these securities was $11,069,900 which represented 1.6% of net assets.

(c)	Does not round to 0.1% or (0.1)%, as applicable.

(d)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2026.

(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

The accompanying notes are an integral part of these financial statements.

SoFi Social 50 ETF
Schedule of Investments
August 31, 2026 (Unaudited)
COMMON STOCKS - 99.9%	Shares	Value
Consumer Discretionary Products - 14.8%
Ford Motor Co.	18,837	$262,588
Lucid Group, Inc.(a)(b)	14,654	71,072
Nike, Inc. - Class B	8,409	328,455
Rivian Automotive, Inc. - Class A(a)(b)	70,543	1,132,921
Tesla, Inc.(a)	12,251	4,507,755
		6,302,791
Consumer Discretionary Services - 1.1%
AMC Entertainment Holdings, Inc. - Class A(a)	57,536	151,895
Jersey Mike's Subs, Inc. - Class A(a)	7,494	160,747
Starbucks Corp.	1,249	132,706
		445,348
Consumer Staple Products - 1.2%
Coca-Cola Co.	5,550	492,119

Financial Services - 3.0%
Coinbase Global, Inc. - Class A(a)	2,326	437,567
Robinhood Markets, Inc. - Class A(a)	7,978	836,174
		1,273,741
Health Care - 3.8%
Eli Lilly & Co.	701	810,868
Johnson & Johnson	972	258,406
Pfizer, Inc.	18,545	527,791
		1,597,065
Industrial Products - 1.6%
Rocket Lab Corp.(a)	10,844	693,148

Insurance - 3.9%
Berkshire Hathaway, Inc. - Class B(a)	3,310	1,668,339

Media - 15.2%
Alphabet, Inc. - Class A	4,240	1,438,844
Meta Platforms, Inc. - Class A	1,967	1,125,793
Netflix, Inc.(a)	8,021	650,102
Reddit, Inc. - Class A(a)	1,958	289,412
Space Exploration Technologies Corp. - Class A(a)(b)	13,933	2,002,033
Uber Technologies, Inc.(a)	6,257	473,342
Walt Disney Co.	4,408	474,080
		6,453,606
Oil & Gas - 2.9%
Chevron Corp.	1,799	370,846
Energy Transfer LP	20,755	446,440

The accompanying notes are an integral part of these financial statements.

ExxonMobil Holdings Corp.	2,607	$419,597
		1,236,883

Real Estate - 1.2%
Realty Income Corp. - REIT(b)	8,177	501,087

Retail & Wholesale - Discretionary - 7.9%
Amazon.com, Inc.(a)	11,593	3,011,514
GameStop Corp. - Class A(a)(b)	18,777	345,121
		3,356,635

Retail & Wholesale - Staples - 5.2%
Costco Wholesale Corp.	1,295	1,222,338
Target Corp.	1,416	227,806
Walmart, Inc.	7,228	758,000
		2,208,144
Software & Tech Services - 12.5%
Figma, Inc. - Class A(a)(b)	4,338	119,252
IonQ, Inc.(a)(b)	6,165	242,346
Microsoft Corp.	3,249	1,648,185
Oracle Corp.	2,583	385,177
Palantir Technologies, Inc. - Class A(a)	12,270	2,286,883
Shopify, Inc. - Class A(a)	3,452	508,721
SoundHound AI, Inc. - Class A(a)(b)	18,416	131,858
		5,322,422

Tech Hardware & Semiconductors - 24.8%
Advanced Micro Devices, Inc.(a)	3,171	1,492,653
Apple, Inc.	4,888	1,548,763
Broadcom, Inc.	2,093	775,122
D-Wave Quantum, Inc.(a)(b)	8,073	138,856
Intel Corp.(a)	6,777	606,609
Micron Technology, Inc.	1,835	1,759,270
Nokia Oyj, ADR(b)	10,705	108,549
NVIDIA Corp.	14,293	3,155,608
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,336	970,187
		10,555,617

Telecommunications - 0.8%
AT&T, Inc.	5,888	152,440
Verizon Communications, Inc.	3,356	167,867
		320,307

TOTAL COMMON STOCKS (Cost $30,676,528)		42,427,252

SHORT-TERM INVESTMENTS - 10.6%
Investments Purchased with Collateral from Securities Lending - 10.5%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79%(c)	4,474,272	4,474,272

The accompanying notes are an integral part of these financial statements.

Money Market Funds - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(c)	47,814	$47,814

TOTAL SHORT-TERM INVESTMENTS (Cost $4,522,086)		4,522,086

TOTAL INVESTMENTS - 110.5% (Cost $35,198,614)		$46,949,338
Liabilities in Excess of Other Assets - (10.5)%		(4,453,562)
TOTAL NET ASSETS - 100.0%		$42,495,776

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of August 31, 2026. The total market value of these securities was $4,396,782 which represented 10.3% of net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

The accompanying notes are an integral part of these financial statements.

SoFi Social 50 Income ETF

Schedule of Investments

August 31, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Consumer Discretionary Products - 14.8%
Ford Motor Co.	883	$12,309
Lucid Group, Inc.(a)	703	3,410
Nike, Inc. - Class B	402	15,702
Rivian Automotive, Inc. - Class A(a)	3,215	51,633
Tesla, Inc.(a)	573	210,835
		293,889

Consumer Discretionary Services - 1.1%
AMC Entertainment Holdings, Inc. - Class A(a)	2,753	7,268
Jersey Mike’s Subs, Inc. - Class A(a)	359	7,701
Starbucks Corp.	58	6,162
		21,131

Consumer Staple Products - 1.2%
Coca-Cola Co.	263	23,320

Financial Services - 2.9%
Coinbase Global, Inc. - Class A(a)	105	19,753
Robinhood Markets, Inc. - Class A(a)	366	38,360
		58,113

Health Care - 3.7%
Eli Lilly & Co.	31	35,859
Johnson & Johnson	46	12,229
Pfizer, Inc.	870	24,760
		72,848

Industrial Products - 1.6%
Rocket Lab Corp.(a)	504	32,216

Insurance - 4.0%
Berkshire Hathaway, Inc. - Class B(a)(b)	156	78,629

Media - 15.2%
Alphabet, Inc. - Class A	200	67,870
Meta Platforms, Inc. - Class A	91	52,083
Netflix, Inc.(a)	379	30,718
Reddit, Inc. - Class A(a)	87	12,859
Space Exploration Technologies Corp. - Class A(a)	649	93,255
Uber Technologies, Inc.(a)	281	21,258
Walt Disney Co.	209	22,478
		300,521

Oil & Gas - 2.8%
Chevron Corp.	81	16,697
Energy Transfer LP	962	20,693

The accompanying notes are an integral part of these financial statements.

ExxonMobil Holdings Corp.		119	$19,153
			56,543

Real Estate - 1.2%
Realty Income Corp. - REIT		387	23,715

Retail & Wholesale - Discretionary - 8.0%
Amazon.com, Inc.(a)(b)		548	142,354
GameStop Corp. - Class A(a)		898	16,505
			158,859

Retail & Wholesale - Staples - 5.1%
Costco Wholesale Corp.		59	55,690
Target Corp.		66	10,618
Walmart, Inc.		337	35,341
			101,649

Software & Tech Services - 12.5%
Figma, Inc. - Class A(a)		208	5,718
IonQ, Inc.(a)		264	10,378
Microsoft Corp.		152	77,108
Oracle Corp.		120	17,894
Palantir Technologies, Inc. - Class A(a)		571	106,423
Shopify, Inc. - Class A(a)		161	23,726
SoundHound AI, Inc. - Class A(a)		785	5,621
			246,868

Tech Hardware & Semiconductors - 25.0%(g)
Advanced Micro Devices, Inc.(a)		149	70,137
Apple, Inc.		231	73,192
Broadcom, Inc.		98	36,293
D-Wave Quantum, Inc.(a)		362	6,226
Intel Corp.(a)		316	28,285
Micron Technology, Inc.		86	82,451
Nokia Oyj, ADR		534	5,415
NVIDIA Corp.		670	147,923
Taiwan Semiconductor Manufacturing Co. Ltd., ADR		108	44,855
			494,777

Telecommunications - 0.7%
AT&T, Inc.		278	7,198
Verizon Communications, Inc.		155	7,753
			14,951

TOTAL COMMON STOCKS (Cost $1,952,980)			1,978,029

PURCHASED OPTIONS - 0.5%(a)(c)(d)(e)	Notional Amount	Contracts	Value
Call Options - 0.5%
Advanced Micro Devices, Inc., Expiration: 9/4/2026; Exercise Price: $510.00	47,072	1	93
Alphabet, Inc., Expiration: 9/4/2026; Exercise Price: $360.00	67,870	2	60

The accompanying notes are an integral part of these financial statements.

Amazon.com, Inc., Expiration: 9/4/2026; Exercise Price: $267.50	$129,885	5	$442
Apple, Inc., Expiration: 9/4/2026; Exercise Price: $330.00	63,370	2	50
Berkshire Hathaway, Inc., Expiration: 9/4/2026; Exercise Price: $512.50	50,403	1	56
Coinbase Global, Inc., Expiration: 9/4/2026; Exercise Price: $205.00	18,812	1	130
D-Wave Quantum, Inc., Expiration: 9/11/2026; Exercise Price: $20.00	5,160	3	39
Exxonmobil Holdings Corp., Expiration: 9/4/2026; Exercise Price: $167.50	16,095	1	29
Figma, Inc., Expiration: 9/4/2026; Exercise Price: $28.50	5,498	2	72
Intel Corp., Expiration: 9/4/2026; Exercise Price: $100.00	26,853	3	51
IonQ, Inc., Expiration: 9/11/2026; Exercise Price: $43.00	7,862	2	140
Microsoft Corp., Expiration: 9/4/2026; Exercise Price: $517.50	50,729	1	201
Netflix, Inc., Expiration: 9/4/2026; Exercise Price: $86.00	24,315	3	22
NVIDIA Corp., Expiration: 9/4/2026; Exercise Price: $222.50	132,468	6	1,446
Oracle Corp., Expiration: 9/4/2026; Exercise Price: $162.50	14,912	1	42
Palantir Technologies, Inc., Expiration: 9/4/2026; Exercise Price: $200.00	93,190	5	247
Robinhood Markets, Inc., Expiration: 9/4/2026; Exercise Price: $102.00	31,443	3	1,350
Rocket Lab Corp., Expiration: 9/11/2026; Exercise Price: $74.00	31,960	5	112
Shopify, Inc., Expiration: 9/11/2026; Exercise Price: $165.00	14,737	1	43
Space Exploration Technologies Corp., Expiration: 9/11/2026; Exercise
Price: $155.00	86,214	6	786
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 9/4/2026;
Exercise Price: $445.00	41,532	1	18
Tesla, Inc., Expiration: 9/4/2026; Exercise Price: $365.00	183,975	5	4,550
Uber Technologies, Inc., Expiration: 9/4/2026; Exercise Price: $82.00	15,130	2	11
Walmart, Inc., Expiration: 9/4/2026; Exercise Price: $109.00	31,461	3	26
Walt Disney Co., Expiration: 9/4/2026; Exercise Price: $111.00	21,510	2	33
			10,049

TOTAL PURCHASED OPTIONS (Cost $7,768)			10,049

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%		Shares	Value
First American Government Obligations Fund - Class X, 3.59%(f)		3,286	3,286

TOTAL SHORT-TERM INVESTMENTS (Cost $3,286)			3,286

TOTAL INVESTMENTS - 100.5% (Cost $1,964,034)			$1,991,364
Liabilities in Excess of Other Assets - (0.5)%			(10,341)
TOTAL NET ASSETS - 100.0%			$1,981,023

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security has been pledged as collateral for written options. As of August 31, 2026, the total value of securities pledged as collateral is $1,969,539

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

(g)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

SoFi Social 50 Income ETF

Schedule of Written Options Contracts

August 31, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (1.1)%(a)(b)	Amount	Contracts	Value
Call Options - (1.1)%
Advanced Micro Devices, Inc., Expiration: 9/4/2026; Exercise Price: $492.50	$(47,072)	(1)	$(311)
Alphabet, Inc., Expiration: 9/4/2026; Exercise Price: $350.00	(67,870)	(2)	(175)
Amazon.com, Inc., Expiration: 9/4/2026; Exercise Price: $260.00	(129,885)	(5)	(1,625)
AMC Entertainment Holdings, Inc., Expiration: 9/4/2026; Exercise Price: $3.00	(7,128)	(27)	(68)
Apple, Inc., Expiration: 9/4/2026; Exercise Price: $322.50	(63,370)	(2)	(237)
Berkshire Hathaway, Inc., Expiration: 9/4/2026; Exercise Price: $505.00	(50,403)	(1)	(288)
Coca-Cola Co., Expiration: 9/4/2026; Exercise Price: $90.00	(17,734)	(2)	(55)
Coinbase Global, Inc., Expiration: 9/4/2026; Exercise Price: $195.00	(18,812)	(1)	(323)
D-Wave Quantum, Inc., Expiration: 9/11/2026; Exercise Price: $18.50	(5,160)	(3)	(107)
ExxonMobil Holdings Corp., Expiration: 9/4/2026; Exercise Price: $162.50	(16,095)	(1)	(136)
Figma, Inc., Expiration: 9/4/2026; Exercise Price: $28.00	(5,498)	(2)	(116)
Ford Motor Co., Expiration: 9/4/2026; Exercise Price: $15.00	(11,152)	(8)	(12)
Intel Corp., Expiration: 9/4/2026; Exercise Price: $95.00	(26,853)	(3)	(184)
IonQ, Inc., Expiration: 9/11/2026; Exercise Price: $41.00	(7,862)	(2)	(272)
Jersey Mike’s Subs, Inc., Expiration: 9/18/2026; Exercise Price: $25.00	(6,435)	(3)	(45)
Lucid Group, Inc., Expiration: 9/4/2026; Exercise Price: $6.50	(3,395)	(7)	(7)
Microsoft Corp., Expiration: 9/4/2026; Exercise Price: $507.50	(50,729)	(1)	(572)
Netflix, Inc., Expiration: 9/4/2026; Exercise Price: $83.00	(24,315)	(3)	(135)
Nike, Inc., Expiration: 9/4/2026; Exercise Price: $40.00	(15,624)	(4)	(62)
NVIDIA Corp., Expiration: 9/4/2026; Exercise Price: $220.00	(132,468)	(6)	(2,100)
Oracle Corp., Expiration: 9/4/2026; Exercise Price: $157.50	(14,912)	(1)	(97)
Palantir Technologies, Inc., Expiration: 9/4/2026; Exercise Price: $192.50	(93,190)	(5)	(835)
Pfizer, Inc., Expiration: 9/4/2026; Exercise Price: $28.00	(22,768)	(8)	(512)
Rivian Automotive, Inc., Expiration: 9/4/2026; Exercise Price: $18.50	(51,392)	(32)	(64)
Robinhood Markets, Inc., Expiration: 9/4/2026; Exercise Price: $101.00	(31,443)	(3)	(1,537)
Rocket Lab Corp., Expiration: 9/11/2026; Exercise Price: $69.00	(31,960)	(5)	(570)
Shopify, Inc., Expiration: 9/11/2026; Exercise Price: $157.50	(14,737)	(1)	(114)
Space Exploration Technologies Corp., Expiration: 9/11/2026; Exercise Price: $145.00	(86,214)	(6)	(2,520)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 9/4/2026; Exercise Price: $425.00	(41,532)	(1)	(236)
Tesla, Inc., Expiration: 9/4/2026; Exercise Price: $355.00	(183,975)	(5)	(7,850)
Uber Technologies, Inc., Expiration: 9/4/2026; Exercise Price: $80.00	(15,130)	(2)	(27)
Walmart, Inc., Expiration: 9/4/2026; Exercise Price: $104.00	(31,461)	(3)	(459)
Walt Disney Co., Expiration: 9/4/2026; Exercise Price: $108.00	$(21,510)	(2)	$(174)
			(21,825)

TOTAL WRITTEN OPTIONS (Premiums received $19,120)			(21,825)

Percentages are stated as a percent of net assets.

(a) Exchange-traded.

(b) 100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

August 31, 2026 (Unaudited)

	SoFi Agentic AI ETF	SoFi Enhanced Yield ETF	SoFi Select 500 ETF	SoFi Social 50 ETF	SoFi Social 50 Income ETF
ASSETS:
Investments, at value (cost $9,775,050, $63,515,751, $488,155,028, $35,198,614 and $1,964,034. Including $-, $-, $11,069,900, $4,396,782 and $- of securities loaned) (Note 2)(a)	$11,673,185	$58,615,443	$703,651,755	$46,949,338	$1,991,364
Receivable for investments sold	61,663	–	–	–	2,847
Dividends receivable	1,612	–	447,253	28,184	1,337
Interest receivable	100	66,672	3,786	252	11
Dividend tax reclaim receivable	–	–	2,023	99	–
Security lending income receivable (Note 6)	–	–	1,674	2,465	–
Deposits with brokers for other investments	–	1,226,103	–	–	10,765
Total assets	11,736,560	59,908,218	704,106,491	46,980,338	2,006,324

LIABILITIES:
Written option contracts, premiums received (cost $–, $6,423,913, $–, $– and $19,120)	–	1,092,850	–	–	21,825
Payable upon return of securities on loan (Note 6)	–	–	11,370,669	4,474,272	–

Payable to adviser (Note 4)	6,625	23,302	29,284	10,290	1,178
Payable for investments purchased	–	–	–	–	2,298
Total liabilities	6,625	1,116,152	11,399,953	4,484,562	25,301
NET ASSETS	$11,729,935	$58,792,066	$692,706,538	$42,495,776	$1,981,023

NET ASSETS CONSISTS OF:
Paid-in capital	$9,806,662	$65,166,489	$513,951,904	$37,246,587	$1,984,416
Total distributable earnings/(accumulated losses)	1,923,273	(6,374,423)	178,754,634	5,249,189	(3,393)
Total Net Assets	$11,729,935	$58,792,066	$692,706,538	$42,495,776	$1,981,023

Net assets	$11,729,935	$58,792,066	$692,706,538	$42,495,776	$1,981,023
Shares issued and outstanding(b)	450,000	3,750,000	4,549,973	670,000	80,000
Net asset value per share	$26.07	$15.68	$152.24	$63.43	$24.76

(a)	Investments in securities include securities purchased with cash proceeds from securities loans.

(b)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended August 31, 2026 (Unaudited)

	SoFi Agentic AI ETF	SoFi Enhanced Yield ETF	SoFi Select 500 ETF	SoFi Social 50 ETF	SoFi Social 50 Income ETF(a)
INVESTMENT INCOME:
Dividend income	$16,929	$–	$2,987,399	$130,370	$1,855
Interest income	369	837,660	29,357	1,712	24
Less: Dividend withholding taxes	–	–	(176)	(1,092)	(3)
Less: Issuance fees	–	–	(38)	–	–
Securities lending income (Note 6)	–	–	8,477	15,798	–
Total investment income	17,298	837,660	3,025,019	146,788	1,876

EXPENSES:
Investment advisory fee (Note 4)	36,409	113,588	610,519	57,884	1,953
Interest expense	–	5	–	–	–
Total expenses	36,409	113,593	610,519	57,884	1,953
Expense reimbursement by Adviser (Note 4)	–	–	(449,856)	–	–
Net expenses	36,409	113,593	160,663	57,884	1,953
NET INVESTMENT INCOME (LOSS)	(19,111)	724,067	2,864,356	88,904	(77)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(127,088)	(29,269,432)	6,941,035	2,192,072	36,951
In-kind redemptions	381,137	–	194	1,013,925	–
Written option contracts	–	31,561,209	–	–	(24,734)
Net realized gain (loss)	254,049	2,291,777	6,941,229	3,205,997	12,217
Net change in unrealized appreciation (depreciation) on:
Investments	2,047,926	(4,178,013)	86,269,492	3,568,169	27,330
Written option contracts	–	4,536,905	–	–	(2,705)
Net change in unrealized appreciation (depreciation)	2,047,926	358,892	86,269,492	3,568,169	24,625
Net realized and unrealized gain (loss)	2,301,975	2,650,669	93,210,721	6,774,166	36,842
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,282,864	$3,374,736	$96,075,077	$6,863,070	$36,765

(a) Inception date of the Fund was July 6, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	SoFi Agentic AI ETF		SoFi Enhanced Yield ETF
	Period Ended August 31, 2026 (Unaudited)	Period Ended February 28, 2026(a)	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
OPERATIONS:
Net investment income (loss)	$(19,111)	$(17,148)	$724,067	$1,272,073
Net realized gain (loss)	254,049	10,739	2,291,777	(7,095,663)
Net change in unrealized appreciation (depreciation)	2,047,926	(149,791)	358,892	(59,093)
Net increase (decrease) in net assets resulting from operations	2,282,864	(156,200)	3,374,736	(5,882,683)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(164,430)	(38,961)	(724,067)	(1,270,624)
From return of capital	–	–	(1,595,132)	(3,170,241)
Total distributions to shareholders	(164,430)	(38,961)	(2,319,199)	(4,440,865)

CAPITAL TRANSACTIONS:
Subscriptions	1,176,145	10,343,377	20,206,865	14,460,854
Redemptions	(1,712,860)	–	–	(15,679,035)
ETF transaction fees (Note 9)	–	–	4,041	6,028
Net increase (decrease) in net assets from capital transactions	(536,715)	10,343,377	20,210,906	(1,212,153)

NET INCREASE (DECREASE) IN NET ASSETS	1,581,719	10,148,216	21,266,443	(11,535,701)

NET ASSETS:
Beginning of the period	10,148,216	–	37,525,623	49,061,324
End of the period	$11,729,935	$10,148,216	$58,792,066	$37,525,623

SHARES TRANSACTIONS
Subscriptions	50,000	475,000	1,300,000	950,000
Redemptions	(75,000)	–	–	(1,075,000)
Total increase (decrease) in shares outstanding	(25,000)	475,000	1,300,000	(125,000)

(a) Inception date of the Fund was September 2, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	SoFi Select 500 ETF		SoFi Social 50 ETF
	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
OPERATIONS:
Net investment income (loss)	$2,864,356	$5,164,115	$88,904	$132,949
Net realized gain (loss)	6,941,229	30,315,875	3,205,997	4,049,904
Net change in unrealized appreciation (depreciation)	86,269,492	61,062,999	3,568,169	2,755,718
Net increase (decrease) in net assets resulting from operations	96,075,077	96,542,989	6,863,070	6,938,571

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,854,873)	(5,386,671)	(85,921)	(123,020)
Total distributions to shareholders	(2,854,873)	(5,386,671)	(85,921)	(123,020)

CAPITAL TRANSACTIONS:
Subscriptions	21,235,180	84,600,405	1,817,700	12,102,222
Redemptions	–	(107,634,125)	(1,813,056)	(7,529,863)
ETF transaction fees (Note 9)	11	–	–	–
Net increase (decrease) in net assets from capital transactions	21,235,191	(23,033,720)	4,644	4,572,359

NET INCREASE (DECREASE) IN NET ASSETS	114,455,395	68,122,598	6,781,793	11,387,910

NET ASSETS:
Beginning of the period	578,251,143	510,128,545	35,713,983	24,326,073
End of the period	$692,706,538	$578,251,143	$42,495,776	$35,713,983

SHARES TRANSACTIONS
Subscriptions	150,000	650,000	30,000	250,000
Redemptions	–	(900,000)	(30,000)	(160,000)
Total increase (decrease) in shares outstanding	150,000	(250,000)	–	90,000

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

SoFi Social 50 Income ETF
Period Ended August 31,
2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(77)
Net realized gain (loss)	12,217
Net change in unrealized appreciation (depreciation)	24,625
Net increase (decrease) in net assets resulting from operations	36,765

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(40,158)
Total distributions to shareholders	(40,158)

CAPITAL TRANSACTIONS:
Subscriptions	1,984,413
ETF transaction fees (Note 9)	3
Net increase (decrease) in net assets from capital transactions	1,984,416

NET INCREASE (DECREASE) IN NET ASSETS	1,981,023

NET ASSETS:
Beginning of the period	–
End of the period	$1,981,023

SHARES TRANSACTIONS
Subscriptions	80,000

Total increase (decrease) in shares outstanding	80,000

(a) Inception date of the Fund was July 6, 2026.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	SoFi Agentic AI ETF

	Period Ended August 31, 2026 (Unaudited)	Period Ended February 28, 2026(a)
PER SHARE DATA:

Net asset value, beginning of period	$21.36	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.04)	(0.04)

Net realized and unrealized gain (loss)(c)	5.12	1.49
Total from investment operations	5.08	1.45

LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)	(0.09)
Total distributions	(0.37)	(0.09)

Net asset value, end of period	$26.07	$21.36
TOTAL RETURN(d)	23.88%	7.23%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, end of period (in thousands)	$11,730	$10,148

Ratio of expenses to average net assets(e)	0.69%	0.69%

Ratio of net investment income to average net assets(e)	(0.36)%	(0.40)%
Portfolio turnover rate(d)(f)	18%	24%

(a)	Inception date of the Fund was September 2, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	SoFi Enhanced Yield ETF
	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Year Ended February 28, 2025	Period Ended February 29, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$15.32	$19.05	$20.06	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.24	0.53	0.76	0.26

Net realized and unrealized gain (loss)(c)	0.90	(2.41)	0.64	0.26
Total from investment operations	1.14	(1.88)	1.40	0.52

LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.53)	(0.78)	(0.46)
Return of capital	(0.54)	(1.32)	(1.64)	–
Total distributions	(0.78)	(1.85)	(2.42)	(0.46)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00(d)	0.00(d)	0.01	0.00(d)
Net asset value, end of period	$15.68	$15.32	$19.05	$20.06
TOTAL RETURN(e)	7.61%	(9.34)%	7.53%	2.64%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, end of period (in thousands)	$58,792	$37,526	$49,061	$10,029

Ratio of expenses to average net assets(f)	0.49%	0.65%	0.61%	0.49%
Ratio of broker fee expense to average net assets(f)	–%	0.02%	0.12%	–%
Ratio of interest expense to average net assets(f)	0.00%(g)	0.14%	–%	–%
Ratio of operational expenses to average net
assets excluding broker fee and interest expense	0.49%	0.49%	0.49%	–%
Ratio of net investment income to average net assets(f)	3.12%	3.41%	3.93%	4.50%
Portfolio turnover rate(e)(h)	0%	0%	330%	8%

(a)	Inception date of the Fund was November 14, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Amount represents less than 0.005%.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	SoFi Select 500 ETF
	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 28, 2022
PER SHARE DATA:(a)

Net asset value, beginning of period	$131.42	$109.71	$90.35	$69.85	$78.65	$69.70

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.64	1.20	1.10	1.25	1.18	0.93
Net realized and unrealized gain (loss)(c)	20.81	21.78	19.33	20.43	(8.91)	8.81
Total from investment operations	21.45	22.98	20.43	21.68	(7.73)	9.74

LESS DISTRIBUTIONS FROM:
Net investment income	(0.63)	(1.27)	(1.07)	(1.18)	(1.07)	(0.79)
Total distributions	(0.63)	(1.27)	(1.07)	(1.18)	(1.07)	(0.79)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00(d)	–	–	–	–	–
Net asset value, end of period	$152.24	$131.42	$109.71	$90.35	$69.85	$78.65
TOTAL RETURN(e)	16.34%	21.02%	22.66%	31.30%	(9.78)%	13.89%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$692,707	$578,251	$510,129	$669,522	$425,968	$380,646
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(f)	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
After Investment Advisory Fees waived(f)	0.05%	0.05%	0.00%(g)	–%	–%	–%
Ratio of net investment income to average net assets:
Before Investment Advisory Fees waived(f)	0.75%	0.86%	0.89%	1.40%	1.48%	0.96%
After Investment Advisory Fees waived(f)	0.89%	1.00%	1.08%	1.59%	1.67%	1.15%
Portfolio turnover rate(e)(h)	10%	15%	29%	16%	17%	9%

(a)	During the year ended February 28, 2025, the Fund effected the following reverse stock split: October 1, 2024, 1 for 5. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Amount represents less than 0.005%.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	SoFi Social 50 ETF
	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 28, 2022
PER SHARE DATA:

Net asset value, beginning of period	$53.30	$41.94	$32.03	$22.82	$31.60	$29.38

INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.13	0.21	0.14	0.37	0.31	0.11
Net realized and unrealized gain (loss)(b)	10.13	11.33	9.91	9.35	(8.86)	2.21
Total from investment operations	10.26	11.54	10.05	9.72	(8.55)	2.32

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.18)	(0.14)	(0.51)	(0.23)	(0.10)
Total distributions	(0.13)	(0.18)	(0.14)	(0.51)	(0.23)	(0.10)

Net asset value, end of period	$63.43	$53.30	$41.94	$32.03	$22.82	$31.60
TOTAL RETURN(c)	19.24%	27.55%	31.41%	42.96%	(26.98)%	7.85%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$42,496	$35,714	$24,326	$17,296	$13,692	$20,542
Ratio of expenses to average net assets(d)	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Ratio of net investment income to average net assets(d)	0.45%	0.44%	0.38%	1.38%	1.24%	0.31%
Portfolio turnover rate(c)(e)	38%	51%	48%	42%	96%	62%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

SoFi Social 50 Income ETF
Period Ended August 31, 2026(a)
(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.00(c)

Net realized and unrealized gain (loss)(d)	0.26
Total from investment operations	0.26

LESS DISTRIBUTIONS FROM:
Net investment income	(0.50)
Total distributions	(0.50)

ETF transaction fees per share	0.00(c)
Net asset value, end of period	$24.76
TOTAL RETURN(e)	1.06%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, end of period (in thousands)	$1,981

Ratio of expenses to average net assets(f)	0.70%

Ratio of net investment income to average net assets(f)	(0.03)%
Portfolio turnover rate(e)(g)	62%

(a)	Inception date of the Fund was July 6, 2026.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Amount represents less than $0.005 per share.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

August 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The SoFi Agentic AI ETF (the “AGIQ ETF”), SoFi Enhanced Yield ETF (the “THTA ETF”), and SoFi Social 50 Income ETF (the “SFYI ETF”) are non-diversified series of shares and the SoFi Select 500 ETF (the “SFY ETF”) and SoFi Social 50 ETF (the “SFYF ETF”) are diversified series of shares (each a “Fund”, and collectively, the “Funds”) of beneficial interest of Tidal Trust I (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The SoFi Agentic AI ETF commenced operations on September 2, 2025, the SoFi Enhanced Yield ETF commenced operations on November 14, 2023, the SoFi Select 500 ETF commenced operations on April 10, 2019, the SoFi Social 50 ETF commenced operations on May 7, 2019, and the SoFi Social 50 Income ETF commenced operations on July 6, 2026.

The investment objective of the SoFi Agentic AI ETF is to seek to track the performance, before fees and expenses, of the BITA US Agentic AI Select Index. The investment objective of the SoFi Enhanced Yield ETF is to seek current income. The investment objective of the SoFi Select 500 ETF is to seek to track the performance, before fees and expenses, of the Solactive SoFi US 500 Growth Index. The investment objective of the SoFi Social 50 ETF is to seek to track the performance, before fees and expenses, of the SoFi Social 50 Index. The investment objective of the SoFi Social 50 Income ETF is to seek current income and long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Notes to Financial Statements

August 31, 2026 (Unaudited)

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, both long and short positions are valued at the mean between the most recent quoted bid and ask prices.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are measured at fair value using the investment company's net asset value (“NAV”) per share (or its equivalent) practical expedient as provided by the underlying fund's administrator.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to Financial Statements

August 31, 2026 (Unaudited)

The following is a summary of the inputs used to value each Fund's investments as of August 31, 2026:

SoFi Agentic AI ETF
	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$11,447,904	$—	$—	$11,447,904
Money Market Funds	225,281	—	—	225,281
Total Investments	$11,673,185	$—	$—	$11,673,185

SoFi Enhanced Yield ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$991,150	$–	$991,150
U.S. Treasury Bills	–	44,819,154	–	44,819,154
U.S Treasury Notes/Bonds	–	8,383,552	–	8,383,552
Money Market Funds	4,421,587	–	–	4,421,587
Total Investments	$4,421,587	$54,193,856	$–	$58,615,443
Liabilities:
Investments:
Written Options	–	(1,092,850)	–	(1,092,850)
Total Investments	$–	$(1,092,850)	$–	$(1,092,850)

SoFi Select 500 ETF
	Level 1	Level 2	Level 3		Total

Investments:
Common Stocks	$690,971,910	$–	$–		$690,971,910
Rights	–	–	0	(a)	0	(a)
Investments Purchased with Collateral from
Securities Lending(b)	–	–	–		11,370,669
Money Market Funds	1,309,176	–	–		1,309,176
Total Investments	$692,281,086	$–	$0	(a)	$703,651,755

SoFi Social 50 ETF
	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$42,427,252	$–	$–	$42,427,252
Investments Purchased with Collateral from
Securities Lending(b)	–	–	–	4,474,272
Money Market Funds	47,814	–	–	47,814
Total Investments	$42,475,066	$–	$–	$46,949,338

SoFi Social 50 Income ETF

Notes to Financial Statements

August 31, 2026 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,978,029	$–	$–	$1,978,029
Purchased Options	$–	$10,049	$–	$10,049
Money Market Funds	3,286	–	–	3,286
Total Investments	$1,981,315	$10,049	$–	$1,991,364
Liabilities:
Investments:
Written Options	–	(21,825)	–	(21,825)
Total Investments	$–	$(21,825)	$–	$(21,825)

Refer to the Schedules of Investments for further disaggregation of investment categories.

(a)	The Level 3 securities (Contingent Value Rights) are fair valued at $0 due to lack of market activity.

SoFi Select 500 ETF held contingent value rights with $0 market value at the beginning and ending of the period with no activity during the period. As of the period ended August 31, 2026, this investment did not have a material impact on the SoFi Select 500 ETF’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(b)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedules of Investments.

Derivative Instruments (SoFi Enhanced Yield ETF and SoFi Social 50 Income ETF Only) - As the buyer of a call option, the Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, the Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, the Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Fund may enter into closing sale transactions with respect to put options, exercise them, or permit them to expire. The Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

Notes to Financial Statements

August 31, 2026 (Unaudited)

If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If the Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. The Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, the Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring the Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised, and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, the Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. The Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Fund expires unexercised, such Fund will realize a gain in the amount of the premium received.

By virtue of the Fund’s investment in option contracts on equity ETFs and equity indices, the Fund is exposed to common stocks indirectly which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Notes to Financial Statements

August 31, 2026 (Unaudited)

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the period ended August 31, 2026, the Funds’ monthly average notional amount are described below:

		Average Notional
SoFi Enhanced Yield ETF		Amount
	Purchased Options	$ 5,477,109,733
SoFi Social 50 Income ETF	Written Options	(5,477,109,733)
	Purchased Options	1,291,423
	Written Options	(1,459,323)

Statements of Assets and Liabilities

Fair value of derivative instruments as of August 31, 2026:

	Asset Derivatives as of			Liability Derivatives as of
	August 31, 2026			August 31, 2026
Fund	Instrument	Balance Sheet	Fair Value	Balance Sheet	Fair Value
		Location		Location
SoFi Enhanced	Equity Contracts:
Yield ETF
	Purchased Options	Investments in	$991,150	—	$—
		securities, at value
	Written Options	—	—	Written option	(1,092,850)
				contracts, at value
SoFi Social 50	Equity Contracts:
Income ETF
	Purchased Options	Investments in	$10,049	—	$—
		securities, at value
	Written Options	—	—	Written option	(21,825)
				contracts, at value

Notes to Financial Statements

August 31, 2026 (Unaudited)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended August 31, 2026:

Fund	Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
SoFi Enhanced Yield ETF	Equity Contracts:
	Written Options	Net realized and change in unrealized gain (loss) from Written option contracts:	$31,561,209	$4,536,905
SoFi Social 50 Income ETF	Equity Contracts:
	Written Options	Net realized and change in unrealized gain (loss) from Written option contracts:	($24,734)	($2,705)

Neither the SoFi Enhanced Yield ETF nor the SoFi Social 50 Income ETF is subject to a master netting agreement with respect to its investment in options written and options purchased; therefore, no additional disclosures regarding netting arrangements is required.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of August 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the State of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Notes to Financial Statements

August 31, 2026 (Unaudited)

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, are declared and paid at least quarterly for the SoFi Agentic AI ETF, at least monthly for the SoFi Enhanced Yield ETF and SoFi Social 50 Income ETF, and at least semi-annually for the SoFi Select 500 ETF and the SoFi Social 50 ETF. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Notes to Financial Statements

August 31, 2026 (Unaudited)

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Derivatives Transactions - Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds, as applicable, have implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

ADRs Risk (AGIQ ETF Only). ADRs involve risks similar to those associated with investments in foreign securities and give rise to certain additional risks. ADRs listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (Underlying Shares). When the Fund invests in ADRs as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares. Investment in ADRs may be less liquid than the Underlying Shares in their primary trading market.

Affiliated ETF Risks (SFYI ETF Only). The Adviser manages and serves as the investment adviser for SFYF, and receives advisory fees generated by SFYF. It is possible that a conflict of interest among the Fund and SFYF could affect how the Adviser fulfills its fiduciary duties to the Fund and SFYF. The Adviser may have a conflict of interest in allocating Fund assets among SFYF as opposed to the securities held by SFYF. In addition, the Adviser may have an incentive to consider the effect on SFYF in determining whether, and under what circumstances, to purchase or sell shares in SFYF.

Artificial Intelligence Risk (AGIQ ETF Only). Issuers engaged in artificial intelligence typically have high research and capital expenditures and, as a result, their profitability can vary widely, if they are profitable at all. The space in which they are engaged is highly competitive and issuers’ products and services may become obsolete very quickly. These companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. The issuers are also subject to legal, regulatory and political changes that may have a large impact on their profitability. A failure in an issuer’s product or even questions about the safety of the product could be devastating to the issuer, especially if it is the marquee product of the issuer. It can be difficult to accurately capture what qualifies as an artificial intelligence company. In addition, Agentic AI is a new area of artificial intelligence that may be considered speculative. Accordingly, artificial intelligence risks are heightened for companies devoting substantial resources to Agentic AI.

Concentration Risk (AGIQ ETF, SFY ETF, SFYF ETF, and SFYI ETF Only). Each Fund’s investments will be concentrated in an industry or group of industries to the extent the Index (each as defined in the respective Fund’s prospectus) is so concentrated. In such event, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

Notes to Financial Statements

August 31, 2026 (Unaudited)

Counterparty Risk (SFYI ETF Only). The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Credit Risk (THTA ETF Only). If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

Derivatives Risk (THTA ETF and SFYI ETF Only). Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include options. Depending on how the Fund uses derivatives and the relationship between the market value of the derivative and the underlying instrument, the use of derivatives could increase or decrease the Fund’s exposure to the risks of the underlying instrument. Using derivatives can have a leveraging effect if the Adviser is unable to set an appropriate spread between two options held by the Fund and increase Fund volatility. In that case, a small investment in derivatives could have a potentially large impact on the Fund’s performance. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time:

●	Options Contracts (SFYI ETF Only). The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying security or instrument, including the anticipated volatility, which is affected by fiscal and monetary policies, changes in the actual or implied volatility of the underlying security or instrument, the time remaining until the expiration of the option contract and economic events. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying security or instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying security or instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying security or instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund may continuously maintain indirect exposure to one or more of the underlying securities or instruments through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Notes to Financial Statements

August 31, 2026 (Unaudited)

Distribution Risk (SFYI ETF Only). The Fund intends to make cash distributions on a monthly basis. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next.

NAV Decline Risk Due to Distributions (SFYI ETF Only). When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may result in a decline in the Fund’s NAV and trading price over time. As a result, an investor may suffer losses to their investment.

Equity Market Risk (AGIQ ETF, SFY ETF, SFYF ETF, and SFYI ETF Only). The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Exchange Traded Fund (“ETF”) Risk.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk (THTA ETF and SFYI ETF Only). Each Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●	Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Notes to Financial Statements

August 31, 2026 (Unaudited)

Fixed Income Securities Risk (THTA ETF Only). The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Foreign Securities Risk (AGIQ ETF Only). Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

High Portfolio Turnover Risk (THTA ETF and SFYI ETF Only). Each Fund may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Funds’ expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Implied Volatility Risk (THTA ETF Only). When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Index Risk (THTA ETF Only). If a derivative is linked to the performance of an index, the derivative will be subject to the risks associated with changes in that index.

Index ETF Risk (AGIQ ETF, SFY ETF, and SFYF ETF Only). The Funds’ strategies are linked to Indexes maintained by the Index Provider, which exercises complete control over the Indexes. Neither the Adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Indexes. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Indexes accurately, or that the Indexes will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, maintain, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Indexes accurately. The Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Funds and their correlation to the respective Indexes. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Indexes will achieve its intended result or positive performance. The Indexes may not reflect all companies meeting the Indexes’ eligibility criteria if certain characteristics of a company are not known at the time the Indexes are composed or reconstituted. The calculation and dissemination of Index values may be delayed if the information technology or other facilities of the Index Provider, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Funds to be suspended. Errors in Index data, computations and/or the construction of the Indexes in accordance with their methodologies may occur from time to time and may not be identified and corrected by the Index Provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Funds and their shareholders. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Funds and their shareholders.

Notes to Financial Statements

August 31, 2026 (Unaudited)

Interest Rate Risk (THTA ETF Only). Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a one-year duration would be expected to drop by approximately 1% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

Leveraging Risk (THTA ETF Only). Derivative instruments held by the Fund involve inherent leverage, whereby small cash deposits allow the Fund to hold contracts with greater face value, which may magnify the Fund’s losses. Adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative. In addition, the use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy redemption obligations.

Liquidity Risk (THTA ETF Only). Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management and Strategy Risk (THTA ETF Only). The value of your investment depends on the judgment of the Adviser about the value and risks associated with its credit spread strategy, including its ability to correctly analyze the impact of volatility on the underlying equity indexes. The Adviser may be incorrect in its assessment of the potential rate of return of one or more credit spreads or may incorrectly forecast the outlook for an index or the markets in general with regard to whether to make a credit put spread (bullish position) or a credit call spread (bearish position). The Adviser’s proprietary techniques to monitor the Fund’s credit spreads for potential exit triggers may not work as expected, thereby increasing the risks to the Fund of maintaining these positions through expiration. Like all managers, the Adviser’s activities are subject to operational risks, which may adversely impact the management of the Fund.

Management Risk (SFYI ETF Only). The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Market Capitalization Risk (AGIQ ETF, SFY ETF, SFYF ETF, and SFYI ETF Only).

●	Large-Capitalization Investing (AGIQ ETF, SFY ETF, SFYF ETF, and SFYI ETF Only). The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Notes to Financial Statements

August 31, 2026 (Unaudited)

●	Mid-Capitalization Investing (AGIQ ETF, SFY ETF, SFYF ETF, and SFYI ETF Only). The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing (AGIQ ETF Only). The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Models and Data Risk (SFY ETF Only). The composition of the Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to also reflect the errors.

New Fund Risk (SFYI ETF Only). The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Newer Fund Risk (AGIQ ETF Only). The Fund is newer with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Non-Diversification Risk (AGIQ ETF, THTA ETF, and SFYI ETF Only). Each Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among a greater number of issuers.

Operational Risk (AGIQ ETF and SFYI ETF Only). Each Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Options Risk (THTA ETF and SFYI ETF Only). Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

Passive Investment Risk (AGIQ ETF, SFY ETF, and SFYF ETF Only). Each Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Funds do not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

Regulatory Risk (THTA ETF Only). Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Notes to Financial Statements

August 31, 2026 (Unaudited)

REIT Risk (SFY ETF, SFYF ETF, and SFYI ETF Only). Through its investments in REITs, the Funds are subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Sector Risk (AGIQ ETF, SFY ETF, SFYF ETF, and SFYI ETF Only). At times a Fund may increase the relative emphasis of its investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector.

●	Communication Sector Risk (SFYF ETF and SFYI ETF Only). Each Fund may invest significantly in companies in the communications sector, and therefore the performance of a Fund could be negatively impacted by events affecting this sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

●	Consumer Discretionary Sector Risk (SFYF ETF and SFYI ETF Only). Each Fund may emphasize its investments in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

●	Technology Sector Risk (SFY ETF, SFYF ETF, and SFYI ETF Only). Each Fund may invest in companies in the technology sector, and therefore the performance of a Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Notes to Financial Statements

August 31, 2026 (Unaudited)

●	Information Technology Sector Risk (AGIQ ETF Only). Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

●	Semiconductor Sector Risk. The Fund may invest in companies in the semiconductor sector, and its performance may be negatively affected by events affecting that sector. The semiconductor sector is highly cyclical and periodically experiences significant economic downturns characterized by diminished product demand, production overcapacity, and excess inventory, which can cause rapid erosion in product selling prices. These downturns may occur in connection with, or in anticipation of, maturing product cycles at semiconductor companies and their customers, as well as declines in general economic conditions.

●	Software Industry Risk (AGIQ ETF Only). Investing in companies comprising the software industry may expose the Fund to specific risks related to companies operating in this industry. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Third Party Data Risk (AGIQ ETF and SFYF ETF Only). The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data calculated and published by an independent third party calculation agent (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

Tracking Error Risk (AGIQ ETF, SFY ETF, and SFYF ETF Only). As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The use of sampling techniques may affect the Fund’s ability to achieve close correlation with its Index. The Fund may use a representative sampling strategy to achieve its investment objective, if the Adviser believes it is in the best interests of the Fund, which generally can be expected to produce a greater non-correlation risk.

U.S. Government Securities Risk (THTA ETF Only). U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Notes to Financial Statements

August 31, 2026 (Unaudited)

User Bias Risk (SFYF ETF and SFYI ETF Only). The securities that comprise the Index are selected by retail investors holding SoFi Accounts, who may not be professional investors, may have no financial expertise, and may not do any research on the companies in which they invest prior to investing. In some cases, investment decisions made may be influenced by non-quantitative factors, including, without limitation, cognitive and emotional biases, resulting in the inclusion of certain securities in the Index which may underperform the market generally and result in lower returns for the Fund.

U.S. Government and U.S. Agency Obligations Risk (SFYI ETF Only). The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Written Options Risk (THTA ETF Only). The Fund will incur a loss as a result of writing (selling) options (also referred to as a short position) if the price of the written option instrument increases in value between the date the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction. Because of the Fund’s strategy of coupling written and purchased puts and call options with the same expiration date and different strike prices, the Fund expects that the maximum potential loss for the Fund for any given credit spread is equal to the difference between the strike prices minus any net premium received. Nonetheless, because up to 90% of the Fund’s portfolio may be subject to this risk - the value of an investment in the Fund – could decline significantly and without warning, including to zero.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

		Investment Advisory Fee After
Fund	Investment Advisory Fee	Waiver
SoFi Agentic AI ETF	0.69%	0.69%
SoFi Enhanced Yield ETF	0.49%	0.49%
SoFi Select 500 ETF	0.19%	0.05%
SoFi Social 50 ETF	0.29%	0.29%
SoFi Social 50 Income ETF	0.70%	Up to 0.70%(a)

(a)	The Adviser waives the unitary management fee attributable to assets invested in the SoFi Social 50 ETF while serving as investment adviser to both funds. Accordingly, the effective advisory fee after waiver varies with the Fund’s investment in the SoFi Social 50 ETF. The arrangement has no specified expiration date and may be terminated only through an amendment to the Fund’s investment advisory agreement. Amounts waived cannot be recouped.

Notes to Financial Statements

August 31, 2026 (Unaudited)

The Adviser has contractually agreed to waive a portion of its Investment Advisory Fees for the SoFi Select 500 ETF until at least June 30, 2027 (the “Fee Waiver Agreement”) such that the management fees do not exceed 0.05% of the average daily net assets for the SoFi Select 500 ETF. The Fee Waiver Agreement may be terminated only by, or with the consent of, the Board. Any waived Investment Advisory Fees are not able to be recouped by the Adviser under the Fee Waiver Agreement. There is currently no fee waiver agreement in effect for the SoFi Enhanced Yield ETF, the SoFi Social 50 ETF or the SoFi Agentic AI ETF.

Out of the Investment Advisory Fees, the Adviser is obligated to pay, or arrange for the payment of, substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”). The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended August 31, 2026 are disclosed in the Statements of Operations.

The Adviser has entered into an agreement with Social Finance, Inc. (“SoFi”), with respect to each of the Funds, under which SoFi or an affiliate of SoFi, assumes the obligation of the Adviser to pay all or a portion of the expenses of the Funds, except Excluded Expenses (such expenses of a Fund, except Excluded Expenses, the “Unitary Expenses”). For assuming all or a portion of the payment obligation, SoFi is entitled to a fee, paid by the Adviser, based on the total Investment Advisory Fee earned by the Adviser under the Advisory Agreement less the Unitary Expenses and certain start-up costs.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds' administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds' fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds' custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds, as applicable.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds' principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

Notes to Financial Statements

August 31, 2026 (Unaudited)

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - SECURITIES LENDING

The SoFi Select 500 ETF and SoFi Social 50 ETF may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the SoFi Select 500 ETF and SoFi Social 50 ETF. Each Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of each Fund. The SoFi Select 500 ETF and SoFi Social 50 ETF have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand. The SoFi Agentic AI ETF, SoFi Enhanced Yield ETF, and SoFi Social 50 Income ETF do not currently participate in securities lending.

As of August 31, 2026, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

	Market Value of	Payable on Collateral	Percentage of Net Assets of
SoFi Select 500 ETF	Securities on Loan	Received	Securities on Loan
	$11,069,900	$11,370,669	1.6%
SoFi Social 50 ETF	$4,396,782	$4,474,272	10.3%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

Notes to Financial Statements

August 31, 2026 (Unaudited)

During the periods ended August 31, 2026, the SoFi Select 500 ETF, and SoFi Social 50 ETF each loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

The Funds are not subject to a master netting agreement with respect to each Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

For the period ended August 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions:

Fund	Purchases	Sales
SoFi Agentic AI ETF	$ 1,887,286	$ 2,489,512
SoFi Enhanced Yield ETF	—	—
SoFi Select 500 ETF	65,422,206	65,549,933
SoFi Social 50 ETF	14,816,178	14,941,904
SoFi Social 50 Income ETF	1,309,477	338,956

For the period ended August 31, 2026, there were no purchases or sales of long-term U.S. government securities.

For the period ended August 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
SoFi Agentic AI ETF	$ 1,169,559	$ 1,497,403
SoFi Enhanced Yield ETF	—	—
SoFi Select 500 ETF	20,997,707	—
SoFi Social 50 ETF	1,796,823	1,660,678
SoFi Social 50 Income ETF	970,563	—

Notes to Financial Statements

August 31, 2026 (Unaudited)

NOTE 8 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended August 31, 2026 and the fiscal year ended February 28, 2026, were as follows:

Distributions paid from:	August 31, 2026	February 28, 2026
SoFi Agentic AI ETF
Ordinary Income	$164,430	$38,961
SoFi Enhanced Yield ETF
Ordinary Income	$724,067	$1,270,624
Return of Capital	1,595,132	3,170,241
SoFi Select 500 ETF
Ordinary Income	$2,854,873	$5,386,671
SoFi Social 50 ETF
Ordinary Income	$85,921	$123,020
SoFi Social 50 Income ETF
Ordinary Income	$40,158	$–

As of the most recent fiscal period ended February 28, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	SoFi Agentic AI ETF	SoFi Enhanced Yield ETF	SoFi Select 500 ETF	SoFi Social 50 ETF
Cost of investments(a)	$10,320,881	$38,602,374	$459,217,865	$31,312,411
Gross tax unrealized appreciation	963,256	751,587	148,747,835	7,314,005
Gross tax unrealized depreciation	(1,152,739)	(737,667)	(24,464,518)	(1,420,289)
Net tax unrealized appreciation (depreciation)	(189,483)	13,920	124,283,317	5,893,716
Undistributed ordinary income (loss)	–	–	942,189	26,844
Undistributed long-term capital gain (loss)	–	–	–	–

Total distributable earnings	–	–	942,189	26,844

Other accumulated gain (loss)	(5,678)	(7,443,880)	(39,691,076)	(7,448,520)

Total distributable earnings/(accumulated losses)	$(195,161)	$(7,429,960)	$85,534,430	$(1,527,960)

(a) The difference between book and tax-basis cost of investments was attributable primarily related to wash sale and straddle adjustments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal period ended February 28, 2026, the Funds had not elected to defer any post-October or late-year losses. Only the SoFi Agentic AI ETF had late-year losses, totaling $5,678.

Notes to Financial Statements

August 31, 2026 (Unaudited)

As of February 28, 2026, the Funds had long-term and short-term capital loss carryovers of the following, which do not expire:

Fund	Short-Term	Long-Term
SoFi Agentic AI ETF	$–	$–
SoFi Enhanced Yield ETF	2,990,026	4,453,854
SoFi Select 500 ETF	13,388,076	26,303,000
SoFi Social 50 ETF	3,671,865	3,776,655

NOTE 9 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the SoFi Select 500 ETF and SoFi Enhanced Yield ETF is $500, and for the SoFi Agentic AI ETF, the SoFi Social 50 ETF and the SoFi Social 50 Income ETF is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Notes to Financial Statements

August 31, 2026 (Unaudited)

NOTE 10 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds' financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal Trust I (the “Trust”) met at a meeting held on April 2, 2026 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of each of the SoFi Select 500 ETF (the “SFY ETF”), SoFi Social 50 ETF (the “SFYF ETF”), and SoFi Enhanced Yield ETF (the “THTA ETF”) (each, a “Fund,” and collectively, the “Funds”), each a series of the Trust, and Tidal Investments LLC, the Funds’ investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fees for the Funds, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1. Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Charles Ragauss, who serves as a portfolio manager of each of the Funds, and Jay Pestrichelli and Qiao Duan, who serve as portfolio managers of the THTA ETF, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by each of the Funds.

The Board also considered other services provided to the Funds, such as monitoring adherence to each Fund’s investment strategy and restrictions, oversight of other service providers to the Funds, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, the investment purpose and potential benefits and risks of the THTA ETF’s use of derivatives instruments, monitoring the extent to which the SFY ETF and SFYF ETF achieve their investment objectives as a passively-managed ETF, and monitoring the extent to which the THTA ETF achieves its investment objective as an actively-managed ETF. The Board noted that the SFY ETF and SFYF ETF are each designed to track the performance of an index.

The Board also noted that the Adviser is responsible for trade execution for each of the Funds and for selecting the THTA ETF’s investments.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory.

2. Investment Performance of the Funds and the Adviser. The Board considered the investment performance of the Funds and the Adviser. The Board noted that the SFY ETF and SFYF ETF were designed to track the performance of an index and considered the extent to which the SFY ETF and SFYF ETF tracked their respective indexes, before fees and expenses. The Board also considered each Fund’s performance (at net asset value) against its benchmark index and respective peer group.

The Board considered the performance of the SFY ETF on an absolute basis, in comparison to its underlying index (the Solactive SoFi US 500 Growth Index), and in comparison to its benchmark index (the S&P 500 Total Return Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista Research, LLC (“AltaVista”), a third-party ETF research firm, comparing the Fund to a peer group comprised of other rules-based ETFs within the Fund’s designated Morningstar category (the U.S. large growth fund category) (the “SFY Peer Group”). The Board noted that the Fund outperformed the S&P 500 Total Return Index for the one-year, three-year, five-year and since inception periods ended December 31, 2025. The Board considered that the Fund outperformed the SFY Peer Group median and average for the one-year period ended February 27, 2026. The Board noted that the Fund outperformed the SFY Peer Group average, but underperformed the median for the three-year period ended February 27, 2026. The Board also noted that the Fund ranked eighth out of fifty-one funds in the SFY Peer Group for the one-year period ended February 27, 2026, and twenty-fourth out of forty-four funds in the SFY Peer Group for the three-year period ended February 27, 2026.

The Board considered the performance of the SFYF ETF on an absolute basis, in comparison to its underlying index (the SoFi Social 50 Total Return Index), in comparison to a blended underlying index (such blended underlying index takes into account the Fund’s predecessor underlying index in place prior to substantial revisions made to the Fund’s investment objective and principal investment strategies effective on June 30, 2020), and in comparison to its benchmark index (the S&P 500 Total Return Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista, comparing the Fund to a peer group comprised of other rules-based ETFs within the Fund’s designated Morningstar category (the U.S. large growth fund category) (the “SFYF Peer Group”). The Board noted that the Fund’s performance was generally in line with its underlying index and the blended underlying index (for applicable periods ended December 31, 2025) and noted factors that contributed to any tracking error. The Board noted that the Fund outperformed the S&P 500 Total Return Index for the one-year, three-year, five-year and since inception periods ended December 31, 2025. The Board also considered that the Fund outperformed the SFYF Peer Group median and average for the one-year period and three-year periods ended February 27, 2026. The Board noted that the Fund ranked second out of fifty-one funds in the SFYF Peer Group for the one-year period ended February 27, 2026, and second out of forty-four funds in the SFYF Peer Group for the three-year period ended February 27, 2026.

The Board considered the performance of the THTA ETF on an absolute basis, and in comparison to its benchmark index (the Bloomberg U.S. Aggregate Bond Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista, comparing the Fund to a peer group comprised of other actively-managed ETFs within the Fund’s designated Morningstar category (the U.S. short government fund category) (the “THTA Peer Group”). The Board noted that the Fund had negative absolute returns and underperformed the Bloomberg U.S. Aggregate Bond Index for the one-year and since inception periods ended December 31, 2025. The Board also considered that the Fund underperformed the THTA Peer Group median and average for the one-year period ended February 27, 2026. The Board noted that the Fund ranked fourth out of four funds in the THTA Peer Group for the one-year period ended February 27, 2026.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with each Fund’s investment objective and strategies. The Board noted, in light of the THTA ETF’s relative underperformance across all periods reviewed, that the Board would continue to monitor the Fund’s performance on a quarterly basis. Although past performance is not a guarantee or indication of future results, the Board determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3. Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fees, including a review of comparative expenses, expense components and peer group selection for each Fund. The Board took into consideration that the advisory fee was a “unitary fee,” meaning that each Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to each Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to be responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fees and resources, subject to the contractual agreement of Social Finance, Inc. (“SoFi”), the fund sponsor for each of the SFY ETF and SFYF ETF, to assume such obligation in exchange for the profits, if any, generated by each respective Fund’s unitary fee and subject to the contractual agreement of SoFi and ZEGA Financial, LLC (“ZEGA”), the fund sponsors for the THTA ETF, who have each contractually agreed to assume a portion of such obligation in exchange for a corresponding portion of the profits, if any, generated by the THTA ETF’s unitary fee. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement with respect to each Fund.

The Board considered that the SFY ETF’s advisory fee of 0.19% was below the SFY Peer Group average of 0.329%, and that the Fund’s net expense ratio, after fee waivers, of 0.05% was below the SFY Peer Group average of 0.34%.

The Board considered that the SFYF ETF’s advisory fee of 0.29% was below the SFYF Peer Group average of 0.327%. The Board also considered that the Fund’s expense ratio of 0.29% was below the SFYF Peer Group average of 0.335%.

The Board considered that the THTA ETF’s advisory fee of 0.49% was above the THTA Peer Group average of 0.38%. The Board also considered that the Fund’s expense ratio of 0.49% was above the THTA Peer Group average of 0.33%.

The Board concluded that each Fund’s expense ratio and advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Funds by the Adviser given the nature of each Fund’s strategies. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with each Fund, and the profitability of each Fund’s unitary fee on an aggregate basis. The Board concluded that the fees had not been, and currently were not, excessive, and that while each Fund was not yet profitable on an aggregate basis the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business including fees retained by the Adviser under the applicable contractual support agreements with each Fund’s sponsor(s).

4. Extent of Economies of Scale as the Funds Grow. The Board compared each Fund’s expenses relative to its applicable peer group and discussed realized and potential economies of scale. The Board considered the potential economies of scale that each Fund might realize under the structure of the advisory fees. The Board noted the advisory fees did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structures.

5. Benefits Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Funds. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fees are reasonable in light of the services that the Adviser provides to each of the Funds; and (c) the approval of renewal of the Advisory Agreement for an additional term ending April 9, 2027, April 30, 2027 and April 30, 2027, respectively, was in the best interests of the SFY ETF, SFYF ETF and THTA ETF, and their respective shareholders.

The Board met at a meeting held on May 14, 2026 to consider the initial approval of the Investment Advisory Agreement (the “SFYI Advisory Agreement”) between the Trust, on behalf of the SoFi Social 50 Income ETF (the “SFYI ETF” or the “Fund”), a proposed series of the Trust, and the Adviser. Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the SFYI Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the SFYI Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the SFYI Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the SFYI Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the SFYI Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1. Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution and recommendations with respect to the hiring, termination, or replacement of sub-advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Scott Snyder and Quinn Berry, who will serve as portfolio managers to the Fund, as well as the responsibilities of other key personnel of the Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the Fund.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, the investment purpose and potential benefits and risks of the Fund’s use of derivatives instruments, monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board also noted that the Adviser would be responsible for trade execution for the Fund.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the SFYI Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2. Investment Performance of the Fund and the Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration.

3. Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fees, including a review of comparative expenses, expense components and peer group selection for the Fund. The Board took into consideration that the advisory fee was a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser agreed to pay all other expenses incurred by the Fund, subject to the contractual agreement of the Fund’s sponsor, Social Finance, Inc., to assume a portion of such obligations in exchange for a portion of the profits, if any, generated by the Fund’s unitary fee. The Board considered comparative information provided by the Adviser utilizing a peer group selection process managed by the Adviser based on select criteria and the characteristics of the Fund.

The Board concluded that the Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Fund by the Adviser given the nature of the Fund’s investment strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from their relationship with the Fund taking into account an analysis of the Adviser’s expected profitability with respect to the Fund. The Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4. Extent of Economies of Scale as the Fund Grows. The Board considered the potential economies of scale that the Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5. Benefits to be Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the SFYI Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) the approval of the SFYI Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 6, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	November 5, 2026

* Print the name and title of each signing officer under his or her signature.